N-2 - USD ($)				3 Months Ended
		Feb. 09, 2024	Dec. 29, 2023	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022		Mar. 31, 2022 [11]	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017 [14]	Jul. 31, 2016 [14]	Jul. 31, 2015 [14]	Jul. 31, 2014 [14]	Jul. 31, 2013 [14]	Jul. 31, 2012 [14]
Cover [Abstract]
Entity Central Index Key		0001160990
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-274850
Investment Company Act File Number		811-10555
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		2
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		12
Entity Registrant Name		PIMCO CORPORATE & INCOME STRATEGY FUND
Entity Address, Address Line One		1633 Broadway
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		888
Local Phone Number		877-4626
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses:

Sales load (as a percentage of offering price) (1)	[] %
Offering Expenses Borne by Common Shareholders (as a percentage of offering price) (2)	[] %
Dividend Reinvestment Plan Fees (3)	None
1
In the event that the Common Shares to which this prospectus relates are sold to or through underwriters or dealer managers, a corresponding prospectus supplement will disclose the applicable sales load and/or commission.
2
The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.
3
You will pay brokerage charges if you direct your broker or the plan agent to sell your
Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend
Reinvestment Plan.”

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]
Annual Expenses

Annual Expenses Percentage of Net Assets Attributable to Common Shares (reflecting leverage attributable to ARPS and reverse repurchase agreements)
Management Fees (1)	0.85%
Dividend Cost on Preferred Shares (2)	0.36%
Interest Payments on Borrowed Funds (3)	1.51%
Other Expenses (4)	0.04%
Total Annual Expenses (5)	2.76%
1
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.810% of the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund– Investment Management

Agreement” for an explanation of the unified management fee and a definition of
“daily
net assets.”
2
Reflects the
Fund’s
outstanding Preferred
Shares
averaged over the fiscal
year
ended
June 30, 2023, which represented 3.22% of the Fund’s total average managed assets
(including the liquidation preference of outstanding
Prefer
red Shares and assets
attributable to reverse repurchase agreements), at an estimated annual dividend rate to the Fund of 8.11% (based on the weighted average Preferred Share dividend rate during the fiscal year ended June 30, 2023) and assumes the Fund will continue to pay
Preferred Share dividends at the “maximum applicable rate” called for under the
Fund’s Bylaws due to the ongoing failure of auctions for the ARPS. The actual dividend rate paid on the ARPS will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital Structure.”
3
Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2023, which represented 23.86% of the
Fund’s total average managed assets (including assets attributable to reverse repurchase agreements), at an annual interest rate cost to the Fund of 3.39%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2023.
See “Use of Leverage—Effects of Leverage”. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls/buybacks and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual
Expenses table above, but would
be
reflected in the Fund’s performance results.
4
Other expenses are estimated for the Fund’s current fiscal year ending June 30, 2024.
5
“Dividend Cost on Preferred Shares,” including distributions on Preferred Shares, and
“Interest Payments on Borrowed Funds” are borne by the Fund separately from management fees paid to PIMCO. Excluding such expenses, Total Annual Operating
Expenses are 0.89%. Excluding only distributions on Preferred Shares of 0.36%, Total
Annual Fund Operating Expenses are 2.40%.

Management Fees [Percent]	[4]	0.85%
Interest Expenses on Borrowings [Percent]	[5]	1.51%
Dividend Expenses on Preferred Shares [Percent]	[6]	0.36%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.04%
Total Annual Expenses [Percent]	[8]	2.76%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a
$1,000 investment in Common Shares of the Fund, assuming (1) that the Fund’s net assets do not increase or decrease, (2) that the Fund incurs total annual expenses of 2.76% of net assets attributable to
Common Shares in years 1 through 10 (assuming outstanding Preferred
Shares and assets attributable to reverse repurchase agreements representing 27.08% of the Fund’s total managed assets) and (3) a 5%
annual return
(1)
:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$28	$85	$146	$308
(1)
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown.
The
example assumes that the estimated Interest Payments on Borrowed Funds, Dividend
Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
The example does not include commissions or estimated offering expenses, which would cause the expenses shown in the example to increase. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and
estimated
offering
costs.

Expense Example, Year 01	[9]	$ 28
Expense Example, Years 1 to 3	[9]	85
Expense Example, Years 1 to 5	[9]	146
Expense Example, Years 1 to 10	[9]	$ 308
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage attributable to the Fund’s outstanding
Preferred Shares and reverse repurchase agreements averaged over the fiscal year ended June 30, 2023 in an amount equal to 27.08% of the
Fund’s total average managed assets (including assets attributable to such leverage) and 37.14% of the Fund's total average net assets attributable to Common Shares and shows Fund expenses as a
percentage of net assets attributable to Common Shares. The
percentages above do not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments. The table and example below are based on the Fund’s capital structure as of June 30, 2023. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other expenses are estimated for the Fund’s current fiscal year ending June 30, 2024.
Management Fee not based on Net Assets, Note [Text Block]
1
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.810% of the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund– Investment Management

Agreement” for an explanation of the unified management fee and a definition of
“daily
net assets.”

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	ARPS

Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)
6/30/2023	$ 23,525,000	$ 610,350	$ 25,000	N/A
8/1/2021 - 6/30/2022 (4)	23,525,000	566,333	25,000	N/A
7/31/2021	23,525,000	668,805	25,000	N/A
7/31/2020	23,525,000	566,423	25,000	N/A
7/31/2019	23,525,000	653,838	25,000	N/A
7/31/2018	55,525,000	289,023	25,000	N/A
7/31/2017 +	55,525,000	294,755	25,000	N/A
7/31/2016 +	55,525,000	274,223	25,000	N/A
11/1/2014 - 7/31/2015 +	169,000,000	109,336	25,000	N/A
10/31/2014 +	169,000,000	113,753	25,000	N/A
10/31/2013 +	169,000,000	115,565	25,000	N/A
10/31/2012 +	169,000,000	114,270	25,000	N/A
^
A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+
Unaudited. Information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Form
N-2 (“Short Form N-2”).
(1)
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or RVMTP, bears to the aggregate of the involuntary liquidation preference of ARPS or RVMTP, expressed as a dollar amount per ARPS or RVMTP.
(2)
“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or RVMTP would be entitled upon the involuntary liquidation of the Fund in preference to the
Common Shareholders, expressed as a dollar amount per Preferred Share.
(3)
The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 13, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information.
(4)
Fiscal year end changed from July 31st to June 30th.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Policies
When used in this prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund may invest indirectly by investing in derivatives or through Subsidiaries.
References herein to the Fund include, as appropriate, Subsidiaries through which the Fund may gain exposure to investments. The Fund may be exposed to the different types of investments described below through its investments in its Subsidiaries. The allocation of the Fund’s assets to a Subsidiary, if any, will vary over time and will likely not include all of the different types of investments described herein at any given time.
The Fund’s primary investment objective is to seek high current income.
Capital preservation and appreciation are secondary objectives. The
Fund seeks to achieve its investment objectives by utilizing a dynamic asset allocation strategy among multiple fixed income sectors in the global credit markets, including corporate debt (including, among other things, fixed-, variable- and floating-rate bonds, bank loans, convertible securities and stressed debt securities issued by U.S. or foreign
(non-U.S.) corporations or other business entities, including emerging market issuers), mortgage related and other asset-backed securities, government and sovereign debt, taxable municipal bonds and other fixed-, variable- and floating-rate income-producing securities of
U.S. and foreign issuers, including emerging market issuers. The Fund may invest in investment grade debt securities and below investment grade debt securities (commonly referred to as “high yield” securities or
“junk bonds”), including securities of stressed, distressed or defaulted issuers. The types of securities and instruments in which the Fund may invest are summarized under “Portfolio Contents” below. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.
The Fund cannot change its investment objectives without the approval of the holders of a “majority of the outstanding” Common Shares and any Preferred Shares voting together as a single class, and of the holders of a “majority of the outstanding” Preferred Shares voting as a separate class. A “majority of the outstanding” shares (whether voting together as a single class or voting as a separate class) means (i) 67%
or more of such shares present at a meeting, if the holders of more than
50% of those shares are present or represented by proxy, or (ii) more than 50% of such shares, whichever is less. See “Description of Capital
Structure—Preferred Shares—Voting Rights” for additional information with respect to the voting rights of holders of Preferred Shares. The Fund may not change its policy to invest at least 80% of its net assets plus borrowings for investment purposes in a combination of corporate debt obligations of varying maturities, other corporate income-producing securities, and income-producing securities of non-corporate issuers, such as U.S. Government securities, municipal securities and mortgage-backed and other asset-backed securities issued on a public or private basis unless it provides shareholders with at least 60 days’
written notice of such change.
Portfolio Management Strategies
Dynamic Allocation Strategy.

In managing the Fund, the
Investment Manager employs an active approach to allocation among multiple fixed income sectors based on, among other things, market conditions, valuation assessments, economic outlook, credit market trends and other economic factors. With PIMCO’s macroeconomic analysis as the basis for top-down investment decisions, including geographic and credit sector emphasis, PIMCO manages the Fund with a focus on seeking income generating investment ideas across multiple fixed income sectors, with an emphasis on seeking opportunities in developed and emerging global credit markets. PIMCO may choose to focus on particular countries/regions, asset classes, industries and sectors to the exclusion of others at any time and from time to time based on market conditions and other factors. For example, subject to the Fund’s investment policies and limitations, the Fund may invest a substantial portion of its total assets in mortgage-related and other asset backed securities, which investments PIMCO may choose to increase or decrease, or eliminate entirely, over time and from time to time. The relative value assessment within fixed income sectors draws on PIMCO’s regional and sector specialist insights. The Fund will observe various investment guidelines as summarized below.
Investment Selection Strategies.

Once the Fund’s top-down,
portfolio positioning decisions have been made as described above,
PIMCO selects particular investments for the Fund by employing a bottom-up, disciplined credit approach which is driven by fundamental, independent research within each sector/asset class represented in the
Fund, with a focus on identifying securities and other instruments with solid and/or improving fundamentals.
PIMCO utilizes strategies that focus on credit quality analysis, duration management and other risk management techniques. PIMCO attempts to identify, through fundamental research driven by independent credit analysis and proprietary analytical tools, debt obligations and other income producing securities that provide current income and/or opportunities for capital appreciation based on its analysis of the issuer’s credit characteristics and the position of the security in the issuer’s capital structure.
Consideration of yield is only one component of the portfolio managers’
approach in managing the Fund. PIMCO also attempts to identify investments that may appreciate in value based on PIMCO’s assessment of the issuer’s credit characteristics, forecast for interest rates and outlook for particular countries/regions, currencies, industries, sectors and the global economy and bond markets generally.

Credit Quality.

The Fund may invest in debt instruments that are, at
the time of purchase, rated below investment grade, or that are unrated but determined to be of comparable quality. The Fund will not normally invest more than 20% of its total assets in debt instruments, other than mortgage-related and other asset-backed securities, that are, at the time of purchase, rated CCC+ or lower by S&P and Fitch and Caa1 or lower by Moody’s, or that are unrated but determined by PIMCO to be of comparable quality. The Fund may invest without limit in
mortgage-related and other asset-backed securities regardless of rating
(i.e., of any credit quality). Subject to this 20% restriction, the Fund may invest in issuers of any credit quality (including bonds in the lowest ratings categories). The Fund may also invest up to 5% of its total assets in defaulted bonds except that the Fund may invest in mortgage-related and other asset-backed securities without regard to this limit, subject to the Fund’s other investment policies. For purposes of applying the foregoing policies, in the case of securities with split ratings (i.e., a security receiving two different ratings from two different rating agencies), the Fund will apply the higher of the applicable ratings.
Subject to the aforementioned investment restrictions, the Fund may invest in securities of stressed, distressed or defaulted issuers, which include securities at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by
Moody’s or CC or lower by S&P or Fitch) or, if unrated, are determined by PIMCO to be of comparable quality. Debt instruments of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Debt instruments in the lowest investment grade category also may be considered to possess some speculative
characteristics. The Fund may, for hedging, investment or leveraging purposes, make use of credit default swaps, which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other credit event by the issuer of the debt obligation.
Independent Credit Analysis.

PIMCO relies primarily on its own
analysis of the credit quality and risks associated with individual debt instruments considered for the Fund, rather than relying exclusively on rating agencies or third-party research. The Fund’s portfolio managers utilize this information in an attempt to manage credit risk and/or to identify issuers, industries or sectors that are undervalued and/or that offer attractive yields relative to PIMCO’s assessment of their credit characteristics. This aspect of PIMCO’s capabilities will be particularly important to the extent that the Fund invests in high yield securities and in securities of emerging market issuers.
Duration Management.

It is expected that the Fund normally will have a short to intermediate average portfolio duration (i.e., within a zero to eight (0 to 8) year range), as calculated by PIMCO, although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. For example, if the Fund has an average portfolio duration of eight years, a 1% increase in interest rates would tend to correspond to an 8% decrease in the value of the Fund’s debt portfolio. While the Fund seeks to maintain a short to intermediate average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The Fund's duration strategy may entail maintaining a negative average portfolio duration from time to time, meaning the portfolio would tend to increase in value in response to an increase in interest rates. For example, if the Fund has a negative average portfolio duration, a 1% increase in interest rates would tend to correspond to a 1% increase in the value of the Fund's debt portfolio for every year of negative duration. A negative average portfolio duration would potentially benefit the Fund’s portfolio in an environment of rising market interest rates, but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates. See “Principal Risks of the Fund—Interest Rate Risk.” The Fund may use various derivatives strategies to manage (increase or decrease) the dollar-weighted average effective duration of the Fund’s portfolio. PIMCO may also utilize certain strategies, including without limitation investments in structured notes or interest rate futures contracts or swap, cap, floor or collar transactions, for the purpose of reducing the interest rate sensitivity of the Fund’s portfolio, although there is no assurance that it will do so or that such strategies will be successful.

Risk Factors [Table Text Block]
Principal Risks of the Fund
The Fund is subject to the principal risks noted below, whether through the Fund’s direct investments, investments by its Subsidiaries (as defined herein) or derivatives positions.
Market Discount Risk
The price of the Fund’s Common Shares will fluctuate with market conditions and other factors. If you sell your Common Shares, the price received may be more or less than your original investment. The
Common Shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their NAV. The
Common Shares may trade at a price that is less than the offering price for Common Shares issued pursuant to an offering. This risk may be greater for investors who sell their Common Shares relatively shortly after completion of an offering. The sale of Common Shares by the Fund
(or the perception that such sales may occur), particularly if sold at a discount to the then current market price of the Common Shares, may have an adverse effect on the market price of the Common Shares.
Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.
The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the
U.S. government's inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the
U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund's investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund's investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.
Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. As discussed more under “Interest Rate
Risk,” the Federal Reserve has raised interest rates from historically low levels and may continue to raise interest rates. Any additional interest rate increases in the future could cause the value of any fund, such as the Fund that invests in fixed income securities to decrease.
Although interest rates have significantly increased since 2022 through the date of this prospectus, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt and other fixed income securities). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations);
property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties.
Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments.
Asset Allocation Risk
The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that
PIMCO may make less than optimal or poor asset allocation decisions.
PIMCO employs an active approach to allocation among multiple fixed-income sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that PIMCO will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by PIMCO or such other fund’s investment adviser and individual portfolio managers will expose all material risks associated with an investment. Additionally, PIMCO or such other fund’s investment adviser and individual portfolio managers may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments. In such circumstances, PIMCO or the individual portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. The Fund is also subject to the risk that deficiencies in the internal systems or controls of PIMCO or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value. Please refer to ”Investment Manager—Conflicts of Interest” in the SAI for further information. Additionally, actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives. There also can be no assurance that all of the personnel of PIMCO will continue to be associated with PIMCO for any length of time. The loss of services of one or more key employees of PIMCO could have an adverse impact on the Fund’s ability to realize its investment objectives.
In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of its NAV, and such
NAV calculation issues may result in inaccurately calculated NAV, delays in NAV calculation and/or the inability to calculate NAV over extended periods. The Fund may be unable to recover any losses associated with such failures.
Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect one or more other issuers or securities markets as a whole. These risks can apply to the
Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
Interest Rate Risk
Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. For example, as nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with rising interest rates are heightened under current market conditions given that the Federal Reserve has raised interest rates from historically low levels and may continue to raise interest rates. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
Further, fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile.
Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics.
Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of eight years would generally be expected to decline by approximately 8% if interest rates rose by one percentage point.
Variable and floating rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase)
in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the
Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the
Fund uses leverage or derivatives in connection with the management of the Fund.

Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration and that interest rate decreases result in declining duration (i.e., increased sensitivity in prices in response to rising and/or declining interest rates). Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.
Rising interest rates may result in a decline in value of the Fund’s fixed income investments and in periods of volatility. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. Further, while U.S. bond markets have steadily grown over the past three decades, dealer
“market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause the Fund to lose value.
Credit Risk
The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are rising.
The downgrade of the credit of a security held by the Fund may decrease its value. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings.
Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is greater to the extent the Fund uses leverage or derivatives. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.

Mortgage-Related and Other Asset-Backed Instruments Risk
The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by
non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages, including REMICs, which could include Re-REMICs, mortgage pass-through securities, inverse floaters,
CMOs, CLOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (generally interest-only and principal-only securities), mortgage-related asset backed securities and mortgage-related loans (including through participations, assignments, originations and whole loans), including commercial and residential mortgage loans. Exposures to
mortgage-related assets through derivatives or other financial instruments will be considered investments in mortgage-related assets.
The Fund may also invest in other types of ABS, including CDOs, CBOs and CLOs and other similarly structured securities See “Investment
Objectives and Policies–Portfolio Contents–Mortgage-Related and
Other Asset-Backed Instruments” in this prospectus and “Investment
Objectives and Policies-Mortgage-Related and Other Asset-Backed
Instruments” in the Statement of Additional Information for a
description of the various mortgage-related and other asset-backed instruments in which the Fund may invest and their related risks.
Mortgage-related and other asset-backed instruments represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.
Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. Compared to other fixed income investments with similar maturity and credit, mortgage-related securities may increase in value to a lesser extent when interest rates decline and may decline in value to a similar or greater extent when interest rates rise. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets.
Subordinate mortgage-backed or asset-backed instruments are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed or asset-backed instruments will not be fully paid.

There are multiple tranches of mortgage-backed and asset-backed instruments, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed or asset-backed instrument has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take
precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche)
specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The
Fund may also invest in the residual or equity tranches of
mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed
instruments and interest-only mortgage-backed or asset-backed instruments. The Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.
The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain of the
Fund’s mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Mortgage-Related Derivative Instruments Risk
The Fund may engage in derivative transactions related to
mortgage-backed securities, including purchasing and selling exchange-listed and OTC put and call options, futures and forwards on mortgages and mortgage-backed securities. The Fund may also invest in mortgage-backed securities credit default swaps, which include swaps the reference obligation for which is a mortgage-backed security or related index, such as the CMBX Index (a tradeable index referencing a basket of commercial mortgage-backed securities) or the ABX (a tradeable index referencing a basket of sub-prime mortgage-backed securities). The Fund may invest in newly developed mortgage related derivatives that may hereafter become available.
Derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.
Mortgage-related derivative instruments involve risks associated with mortgage-related and other asset-backed instruments, privately-issued mortgage-related securities, the mortgage market, the real estate industry, derivatives and credit default swaps. See “Mortgage-Related and Other Asset-Backed Instruments Risk,” “Privately-Issued
Mortgage-Related Securities Risk,” “Derivatives Risk,” and “Credit
Default Swaps Risk.”
Privately-Issued Mortgage-Related Securities Risk
There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans. Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
High Yield Securities Risk
To the extent that the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), the Fund may be subject to greater levels of credit risk, call risk and liquidity risk than funds that do not invest in such securities, which could have a negative effect on the NAV and market price of the Fund’s Common Shares or Common Share
dividends. These securities are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these securities and reduce the
Fund’s ability to sell these securities at an advantageous time or price.
The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities.
Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities. A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
In general, lower rated debt securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative effect on the Fund. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default and their prices are generally more volatile and sensitive to actual or perceived negative developments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The Fund may purchase stressed or distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
An economic downturn could severely affect the ability of issuers
(particularly those that are highly leveraged) to service or repay their debt obligations. Lower-rated securities are generally less liquid than higher-rated securities, which may have an adverse effect on the Fund’s ability to dispose of them. For example, under adverse market or economic conditions, the secondary market for below investment grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and certain securities in the Fund’s portfolio may become illiquid or less liquid. As a result, the
Fund could find it more difficult to sell these securities or may be able to sell these securities only at prices lower than if such securities were widely traded. To the extent the Fund focuses on below investment grade debt obligations, PIMCO’s capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that PIMCO will be successful in this regard. Due to the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, PIMCO may consider factors including, but not limited to, PIMCO's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities.
See “Investment Objectives and Policies–Portfolio Contents–High Yield
Securities” for additional information.
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers involve substantial risks, including the risk of default. Distressed securities generally trade significantly below “par” or full value because investments in such securities and debt of distressed issuers or issuers in default are considered speculative and involve substantial risks in addition to the risks of investing in high-yield bonds. Such investments may be in default at the time of investment. In addition, these securities may fluctuate more in price, and are typically less liquid. The Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. In any such proceeding relating to a defaulted obligation, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. Moreover, any securities received by the Fund upon completion of a workout or bankruptcy proceeding may be less liquid, speculative or restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of
reorganization with respect to the securities of a distressed issuer, the
Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.
Also among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. PIMCO's judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.
Inflation-Indexed Security Risk
Inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including
Treasury Inflation-Protected Securities (“TIPS”), tends to decrease when real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used (
i.e.,
the Consumer Price Index
(“CPI”) will accurately measure the real rate of inflation in the prices of goods and services. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in the calendar year. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. Additionally, a CPI swap can potentially lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (fixed breakeven rate) that the investor agrees to pay at the initiation of the swap. With municipal
inflation-indexed securities, the inflation adjustment is integrated into the coupon payment, which is federally tax exempt (and may be state tax exempt). For municipal inflation-indexed securities, there is no adjustment to the principal value. Because municipal inflation-indexed securities are a small component of the municipal bond market, they may be less liquid than conventional municipal bonds.
Senior Debt Risk
The Fund may be subject to greater levels of credit risk than funds that do not invest in below investment grade senior debt. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities or instruments. Additionally, if the issuer of senior debt prepays, the Fund will have to consider reinvesting the proceeds in other senior debt or similar instruments that may pay lower interest rates.
Loans and Other Indebtedness; Loan Acquisitions,
Participations and Assignments Risk
Loan interests may take the form of direct interests acquired during a primary distribution or other purchase of a loan, or assignments of, novations of or participations in all or a portion of a loan acquired in secondary markets. In addition to credit risk and interest rate risk, the
Fund's exposure to loan interests may be subject to additional risks. For example, purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the value of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal if the Fund is able to access and monetize the collateral. However, the collateral underlying a loan, if any, may be unavailable or insufficient to satisfy a borrower’s obligation. If the Fund becomes owner, whole or in part, of any collateral after a loan is foreclosed, the Fund may incur costs associated with owning and/or monetizing its ownership of the collateral.
Moreover, the purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
Investments in loans through a purchase of a loan or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights
of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Certain loan participations may be structured in a manner designed to prevent purchasers of participations from being subject to the credit risk of the lender, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired.
The Fund may have difficulty disposing of loans and loan participations.
Because there is no liquid market for many such investments, the Fund anticipates that such investments could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Investments in loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans may include acquisitions of, or participation in, delayed draw and delayed funding loans and revolving credit facilities. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed draw and delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Further, the Fund may need to hold liquid assets in order to provide funding for these types of commitments, meaning the Fund may not be able to invest in other attractive investments, or the Fund may need to liquidate existing assets in order to provide such funding.
To the extent the Fund invests in loans (including, but not limited to, bank loans and non-syndicated loans), the Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the Fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the Fund may incur such costs in connection with loan transactions that are pursued by the Fund but not ultimately consummated (so-called “broken deal costs”).
Restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads, among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the loans and/or may result in the Fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the Fund. Some loans may have extended trade settlement periods, including settlement periods of greater than seven days, which may result in cash not being
immediately available to the Fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of the risks involved in investing in loans, an investment in the Fund should be considered speculative.
The Fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated and unsecured loans generally have greater price volatility than secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in subordinated or unsecured loans, which would create greater credit risk exposure for the holders of such loans. Subordinate and unsecured loans share the same risks as other below investment grade securities.
There may be less readily available information about most loans and the underlying borrowers than is the case for many other types of securities. Loans may be issued by borrowers that are not subject to SEC reporting requirements and therefore may not be required to file reports with the SEC or may file reports that are not required to comply with
SEC form requirements. In addition, such borrowers may be subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Because there is limited public information available regarding loan investments, the
Fund is particularly dependent on the analytical abilities of the Fund’s portfolio managers.
Economic exposure to loan interests through the use of derivative transactions may involve greater risks than if the Fund had invested in the loan interest directly during a primary distribution, through assignments of, novations of or participations in a loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.
“Covenant-lite” Obligations Risk
Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans carry a risk that the borrower could transfer or encumber its assets, which could reduce the amount of assets that can be used to satisfy debts and result in losses for debtholders. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
Subprime Risk
Loans, and debt instruments collateralized by loans, acquired by the
Fund may be subprime in quality, or may become subprime in quality.
Although there is no specific legal or market definition of “subprime,”
subprime loans are generally understood to refer to loans made to borrowers that display poor credit histories and other characteristics that correlate with a higher default risk. Accordingly, subprime loans, and debt instruments secured by such loans, have speculative characteristics and are subject to heightened risks, including the risk of nonpayment of interest or repayment of principal, and the risks associated with investments in high yield securities. In addition, these instruments could be subject to increased regulatory scrutiny. The Fund is not restricted by any particular borrower credit risk criteria and/or qualifications when acquiring loans or debt instruments collateralized by loans.
Privacy and Data Security Risk
The Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public personal information about a consumer to non- affiliated third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non- affiliated third parties. Many states and a number of non-U.S. jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and SEC implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these
Reinvestment Risk
Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate.
For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and the market price, NAV and/or overall return of the Common Shares.
Call Risk
Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Foreign (Non-U.S.) Investment Risk
Foreign (non-U.S.) securities may experience more rapid and extreme changes in value than securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign (non-U.S.) securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Foreign (non-U.S.) market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. Investments in foreign (non-U.S.) markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign (non-U.S.) investing in their capital markets or in certain sectors or industries. In addition, a foreign (non-U.S.) government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign (non-U.S.) investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. A reduction in trading in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners may have an adverse impact on a Fund’s investments.
Also, nationalization, expropriation or confiscatory taxation, unstable governments, decreased market liquidity, currency blockage, market disruptions, political changes, security suspensions or diplomatic developments or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments in a foreign (non-U.S.) country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign (non-U.S.) securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country's securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact a Fund's liquidity and performance. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or in securities denominated in a particular foreign (non-U.S.) currency, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign (non-U.S.) investments. Foreign (non-U.S.) securities may also be less liquid (particularly during market closures due to local holidays or other reasons) and more difficult to value than securities of U.S. issuers.
The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls, and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g. Belarus). Such sanctions and other similar measures — which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, defense, architecture, engineering, construction, manufacturing and transportation, among others — and Russia’s countermeasures may negatively impact the Fund’s performance and/or ability to achieve its investment objectives. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by the Fund unmarketable for an indefinite period of time and/or cause the Fund to sell other portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund no longer seeks to hold. In addition, such sanctions or other similar measures, and the Russian government's response, could result in a downgrade of Russia's credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia's currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia's economy and Russian and other issuers of securities in which the Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export and import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers.
The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government's response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions by the European Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that the Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.
Emerging Markets Risk
Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in securities of issuers based in or doing business in emerging market countries or invests in securities denominated in the currencies of emerging market countries. Investing in securities of issuers based in or doing business in emerging markets entails all of the risks of investing in foreign securities noted above, but to a heightened degree.
Investments in emerging market countries pose a greater degree of systemic risk (i.e., the risk of a cascading collapse of multiple institutions within a country, and even multiple national economies). The inter-relatedness of economic and financial institutions within and among emerging market economies has deepened over the years, with the effect that institutional failures and/or economic difficulties that are of initially limited scope may spread throughout a country, a region or all or most emerging market countries. This may undermine any attempt by the Fund to reduce risk through geographic diversification of its portfolio.
There is a heightened possibility of imposition of withholding taxes on interest or dividend income generated from emerging market securities.
Governments of emerging market countries may engage in confiscatory taxation or expropriation of income and/or assets to raise revenues or to pursue a domestic political agenda. In the past, emerging market countries have nationalized assets, companies and even entire sectors, including the assets of foreign investors, with inadequate or no compensation to the prior owners. There can be no assurance that the
Fund will not suffer a loss of any or all of its investments, or interest or dividends thereon, due to adverse fiscal or other policy changes in emerging market countries.
There is also a greater risk that an emerging market government may take action that impedes or prevents the Fund from taking income and/or capital gains earned in the local currency and converting into
U.S. dollars (i.e., “repatriating” local currency investments or profits).
Certain emerging market countries have sought to maintain foreign exchange reserves and/or address the economic volatility and dislocations caused by the large international capital flows by controlling or restricting the conversion of the local currency into other currencies. This risk tends to become more acute when economic conditions otherwise worsen. There can be no assurance that if the Fund earns income or capital gains in an emerging market currency or PIMCO otherwise seeks to withdraw the Fund’s investments from a given emerging market country, capital controls imposed by such country will not prevent, or cause significant expense, or delay in, doing so.
Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain emerging market countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain. In addition, it may be impossible to seek legal redress against an issuer that is a sovereign state.
Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The Fund may also be subject to emerging markets risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities.
Other heightened risks associated with emerging markets investments include without limitation, (i) risks due to less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including sanctions and restrictions on investing in issuers or industries deemed sensitive to relevant national interests and requirements that government approval be obtained prior to investment by foreign persons; (iv) certain national policies that may restrict the Fund’s repatriation of investment income, capital or the proceeds of sales of securities, including temporary restrictions on foreign capital remittances; (v) the lack of uniform accounting and auditing standards and/or standards that may be significantly different from the standards required in the United States; (vi) less publicly available financial and other information regarding issuers; (vii)
potential difficulties in enforcing contractual obligations; and (viii)
higher rates of inflation, higher interest rates and other economic concerns. The Fund may invest to a substantial extent in emerging market securities that are denominated in local currencies, subjecting the Fund to a greater degree of foreign currency risk. Also, investing in emerging market countries may entail purchases of securities of issuers that are insolvent, bankrupt or otherwise of questionable ability to satisfy their payment obligations as they become due, subjecting the
Fund to a greater amount of credit risk and/or high yield risk. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.
Currency Risk
If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives or other instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund's use of currency hedging may not be successful and the use of such strategies may lower the Fund's potential returns.
Investments denominated in foreign (non-U.S.) currencies or that trade in and receive revenues in, foreign (non-U.S.) currencies, or derivatives that provide exposure to foreign (non-U.S.) currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions made to Common Shareholders. There is no assurance that a hedging strategy, if used, will be successful. Moreover, currency hedging techniques may be unavailable with respect to emerging market currencies. As a result, the Fund’s investments in foreign currency-denominated, and especially emerging market-currency denominated, securities may reduce the returns of the Fund. As a result, the Fund’s investments in foreign currency-denominated”, and especially emerging market-currency denominated,” securities may reduce the returns of the Fund.
The local emerging market currencies in which the Fund may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries. Some of the local currencies in which the Fund may invest are neither freely convertible into one of the major currencies nor internationally traded. The local currencies may be convertible into other currencies only inside the relevant emerging market where the limited availability of such other currencies may tend to inflate their values relative to the local currency in question. Such internal exchange markets can therefore be said to be neither liquid nor competitive. In addition, many of the currencies of emerging market countries in which the Fund may invest have experienced steady devaluation relative to freely convertible currencies.
Continuing uncertainty as to the status of the euro and the European Monetary Union (“EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU-related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
There can be no assurance that if the Fund earns income or capital gains in a non-U.S. country or PIMCO otherwise seeks to withdraw the Fund’s investments from a given country, capital controls imposed by such country will not prevent, or cause significant expense in, doing so.
U.S. Government Securities Risk
Certain U.S. government securities, such as U.S. Treasury bills, notes and bonds and mortgage-related securities guaranteed by the GNMA, are supported by the full faith and credit of the United States; others, such as those of FHLBs or the FHLMC, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency, instrumentality or corporation. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Although legislation has been enacted to support certain government sponsored entities, including the FHLBs, FHLMC and FNMA, there is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the government sponsored entities and the values of their related securities or obligations. In addition, certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. Yields available from U.S. government debt securities are generally lower than the yields available from other debt securities. The values of U.S. government securities change as interest rates fluctuate.
Periodically, uncertainty regarding the status of negotiations in the
U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain
U.S. government securities, cause the credit rating of the
U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of
U.S. Treasury and other securities, and/or increase the costs of various kinds of debt. If a government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity will be adversely impacted.
Convertible Securities Risk
The market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its other debt obligations. Convertible securities are often rated below investment grade or not rated.
Synthetic Convertible Securities Risk
Synthetic convertible securities involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible securities are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
Contingent Convertible Securities Risk
CoCos have no stated maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into equity or have their principal written down
(including potentially to zero) upon the occurrence of certain triggering events (“triggers”) linked to regulatory capital thresholds or regulatory actions relating to the issuer's continued viability. As a result, an investment by the Fund in CoCos is subject to the risk that coupon (i.e., interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses and the risk of total loss. An investment by the Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up of an issuer prior to a trigger event, the Fund's rights and claims will generally rank junior to the claims of holders of the issuer's other debt obligations and
CoCos may also be treated as junior to an issuer's other obligations and securities. In addition, if CoCos held by the Fund are converted into the issuer's underlying equity securities following a trigger event, the Fund's holding may be further subordinated due to the conversion from a debt to equity instrument. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by the Fund in CoCos may result in losses to the Fund.
Valuation Risk
Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Leverage Risk
The Fund’s use of leverage (as described under “Use of Leverage” in the body of this prospectus) creates the opportunity for increased Common Share net income, but also creates special risks for Common Shareholders. To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to leverage, if any, will be invested in accordance with the Fund’s investment objectives and policies, as described in this prospectus. Dividends payable with respect to Preferred Shares outstanding and interest expense payable by the Fund with respect to derivatives and other forms of leverage will generally be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the dividend rate on any Preferred Shares outstanding and the interest expenses and other costs to the Fund of such other leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common Shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including the dividend rate on any outstanding Preferred Shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to Common Shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the Common Shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses.
Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. In addition, any Preferred
Shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk. Leverage creates several major types of risks for Common Shareholders, including:
■
the likelihood of greater volatility of NAV and market price of
Common Shares, and of the investment return to Common
Shareholders, than a comparable portfolio without leverage;
■
the possibility either that Common Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on
Common Shares will fluctuate because such costs vary over time;
and
■
the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not
leveraged and may result in a greater decline in the market value of the Common Shares.
In addition, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have complete priority over the Fund’s Common Shareholders in the distribution of the Fund’s assets. In addition to Preferred Shares, the Fund may engage in other transactions that may give rise to a form of leverage including, among others loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchases, or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common Shareholders. The Fund may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies. See “Use of Leverage.”
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund.
There is no assurance that reverse repurchase agreements can be successfully employed. Dollar roll/buyback transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon purchase price of those securities.
Successful use of dollar rolls/buybacks may depend upon the Investment
Manager’s ability to correctly predict interest rates and prepayments.
There is no assurance that dollar rolls/buybacks can be successfully employed. In connection with reverse repurchase agreements and dollar rolls/buybacks, the Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted.
The Fund is required to satisfy certain asset coverage requirements in connection with its use of Preferred Shares, including those imposed by regulatory and rating agency requirements. Accordingly, any decline in the net asset value of the Fund's investments could result in the risk that the Fund will fail to meet its asset coverage requirements for Preferred Shares or the risk of the Preferred Shares being downgraded by a rating agency. In an extreme case, the Fund's current investment income might not be sufficient to meet the dividend requirements on Preferred Shares outstanding. In an extreme case, the Fund's current investment income might not be sufficient to meet the dividend requirements on Preferred shares outstanding. In order to address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of the Preferred Shares. Liquidations at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to Common Shareholders. See “Tax Matters” for more information. Any Preferred Shares, total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have seniority over the Fund’s Common Shares.
When the Fund issues Preferred Shares, the Fund pays (and the
Common Shareholders bear) all costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares. In addition, holders of Preferred Shares issued by the Fund would have complete priority over Common Shareholders in the distribution of the Fund’s assets. Furthermore, preferred shareholders, voting separately as a single class, have the right to elect two members of the Board at all times and to elect a majority of the trustees in the event two full years’
dividends on the Preferred Shares are unpaid, and also have separate class voting rights on certain matters. Accordingly, preferred shareholders may have interests that differ from those of Common
Shareholders, and may at times have disproportionate influence over the Fund’s affairs.
Because the fees received by the Investment Manager may increase depending on the types of leverage utilized by the Fund, the Investment
Manager has a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment
Manager, on the one hand, and the Common Shareholders, on the other hand.
Additional Risks Associated with the Fund’s Preferred Shares
Although the Fund's ARPS ordinarily would pay dividends at rates set at periodic auctions, the weekly auctions for the ARPS (and auctions for similar preferred shares issued by closed-end funds in the U.S.) have failed since 2008. The dividend rates on the ARPS since that time have been paid, and the Fund expects that they will continue to be paid for the foreseeable future, at the “maximum applicable rate” under the
Fund's Bylaws (i.e., the greater of a multiple of or a spread plus a reference rate). An increase in market interest rates generally, therefore, could increase substantially the dividend rate required to be paid by the
Fund to the holders of ARPS, which would increase the costs associated with the Fund's leverage and reduce the Fund's net income available for distribution to Common Shareholders. In addition, the multiple or spread used to calculate the maximum applicable rate is based in part on the credit rating assigned to the ARPS by the applicable rating agency(ies), with the multiple or spread generally increasing as the rating declines. The Fund's ARPS rating has previously been downgraded and the ARPS could be subject to further ratings downgrades in the future, possibly resulting in further increases to the maximum applicable rate. Therefore, it is possible that a substantial rise in market interest rates and/or further ratings downgrades of the ARPS could, by reducing income available for distribution to the Common Shareholders and otherwise detracting from the Fund's investment performance, make the
Fund's continued use of Preferred Shares for leverage purposes less attractive than such use is currently considered to be. In such case, the
Fund may elect to redeem some or all of the Preferred Shares outstanding, which may require it to dispose of investments at inopportune times and to incur losses on such dispositions. Such dispositions may adversely affect the Fund's investment performance generally, and the resultant loss of leverage may materially and adversely affect the Fund's investment returns to Common
Shareholders. The Fund has previously been required to redeem a portion of its ARPS due to market dislocations that caused the value of the Fund's portfolio securities and related asset coverage to decline and could be required to do so again in the future.
The Fund is also subject to certain asset coverage tests associated with the rating agencies that rate the ARPS. Failure by the Fund to maintain the asset coverages (or to cure such failure in a timely manner) may require the Fund to redeem ARPS. Failure to satisfy ratings agency asset coverage tests or other guidelines could also result in the applicable ratings agency downgrading its then-current ratings on the ARPS, as described above. Moreover, the rating agency guidelines impose restrictions or limitations on the Fund's use of certain financial instruments or investment techniques that the Fund might otherwise utilize in order to achieve its investment objectives, which may adversely affect the Fund's investment performance. Rating agency guidelines may be modified by the rating agencies in the future and such modifications may make such guidelines substantially more restrictive or otherwise result in downgrades, which could further negatively affect the Fund's investment performance.
Derivatives Risk
The Fund may, but is not required to, utilize a variety of derivative instruments (both long and short positions) for investment or risk management purposes. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. For example, the Fund may use derivative instruments for purposes of increasing liquidity, providing efficient portfolio management, broadening investment opportunities (including taking short or negative positions), implementing a tax or cash management strategy, gaining exposure to a particular security or segment of the market, modifying the effective duration of the Fund’s portfolio investments and/or enhancing total return.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives and other similar instruments (referred to collectively as “derivatives”), which may increase market exposure are subject to a number of risks including leverage risk, liquidity risk (which may be heightened for highly customized derivatives), interest rate risk, market risk, counterparty
(including credit) risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), counterparty risk, tax risk and management risk, as well as risks arising from changes in applicable requirements, risks arising from margin requirements and risks arising from mispricing or valuation complexity. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Common
Shareholders.
Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse itself.
Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty.
Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. In such case, the Fund may lose money.
 Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the
Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.
The Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains).
Consequently, Common Shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund, at a time when their investment in the Fund has declined in value, which tax may be at ordinary income rates. The tax treatment of certain derivatives in which the Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by the Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa.
Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance.
Credit Default Swaps Risk
Credit default swap agreements may involve greater risks than if the
Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, the Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. The Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.
The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the
Fund or held by special purpose or structured vehicles in which the Fund invests. In the event that the Fund enters into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to any underlying security or asset. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.
Equity Securities and Related Market Risk
The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself. The values of equity securities may decline due to real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.
Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred securities, convertible securities and warrants. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.
Preferred Securities Risk
In addition to equity securities risk, credit risk and possibly high yield risk, investment in preferred securities involves certain other risks.
Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred security that is deferring its distribution, the Fund may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to
RICs and their shareholders under the Code and to avoid U.S. federal income and/or excise taxes at the Fund level, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash by the
Fund). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Private Placements and Restricted Securities Risk
A private placement involves the sale of securities that have not been registered under the Securities Act or relevant provisions of applicable
non-U.S. law to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the
Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.
Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay.
Such securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter markets. Until the Fund can sell such securities into the public markets, its holdings maybe less liquid and any sales will need to be made pursuant to an exemption under the Securities Act.
Confidential Information Access Risk
In managing the Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public information
(“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. For example, an issuer of privately placed loans considered by the Fund may offer to provide PIMCO with financial information and related documentation regarding the issuer that is not publicly available. Pursuant to applicable policies and procedures,
PIMCO may (but is not required to) seek to avoid receipt of Confidential
Information from the issuer so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates. In such circumstances, the Fund (and other PIMCO clients) may be
disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells an investment. Further, PIMCO’s and the Fund’s abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain investments may be compromised if they are not privy to available Confidential Information. PIMCO may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from the
Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation has increased and it cannot be predicted when, if, or the degree to which it may decline.
Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Common Shares.
Market Disruptions Risk
The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health
emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation, other factors relating to the
Fund’s investments or the Investment Manager’s operations and the value of an investment in the Fund, its distributions and its returns.
These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the
Fund’s service providers’ ability to fulfill their obligations to the Fund.
Furthermore, events involving limited liquidity, defaults,
non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.
Regulatory Changes Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the
Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Manager will continue to be eligible for such exemptions. Actions by governmental entities may also impact certain instruments in which the Fund invests.
Moreover, government regulation may have unpredictable and
unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
While there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. Actions by governmental entities may also impact certain instruments in which the Fund invests and reduce market liquidity and resiliency. For example, the Fund’s investments (including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities), payment obligations and financing terms may rely in some fashion on LIBOR. For more
information related to the LIBOR transition, see “Principal Risks of the
Fund - Regulatory Risk - LIBOR.”
Regulatory Risk—LIBOR
Certain instruments in which the Fund may invest have relied or continue to rely in some fashion upon the London Interbank Offered
Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the
Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body and regulator of LIBOR, publicly announced that all
U.S. Dollar LIBOR settings will either cease to be provided by any administrator or will no longer be representative (i) immediately after
December 31, 2021 for one-week and two-month U.S. Dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining
U.S. Dollar LIBOR settings. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, U.S. regulated entities have generally ceased entering into new LIBOR contracts with limited exceptions. Publication of all Japanese yen and the one- and six-month sterling LIBOR settings have ceased, and while publication of the three-month Sterling LIBOR setting will continue through at least the end of March 2024 on the basis of a changed methodology (known as
“synthetic LIBOR”), this rate has been designated by the FCA as unrepresentative of the underlying market that it seeks to measure and is solely available for use in legacy transactions. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom,
Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. So-called “tough legacy”
contracts have LIBOR interest rate provisions with no fallback provisions contemplating a permanent discontinuation of LIBOR, inadequate fallback provisions or fallback provisions which may not effectively result in a transition away from LIBOR prior to LIBOR’s planned replacement date. On March 15, 2022, the Adjustable Interest Rate
(LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve
System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the Federal Reserve
System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30,
2023 through at least September 30, 2024. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have the intended effects. Moreover, certain aspects of the transition from LIBOR have relied or will continue to rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; PIMCO cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.
Regulatory Risk—Commodity Pool Operator
The CFTC has adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the CEA and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments.  The Investment
Manager is registered as a “commodity pool operator” (“CPO”) under the CEA, however, with respect to the Fund, the Investment Manager has claimed an exclusion from registration as a CPO pursuant to CFTC
Rule 4.5. For the Investment Manager to remain eligible for this exclusion, the Fund must comply with certain limitations, including limits on its ability to use any commodity interests and limits on the manner in which the Fund holds out its use of such commodity interests. These limitations may restrict the Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for the Fund, and/or adversely affect the Fund’s total return. Further, in the event the Investment Manager becomes unable to rely on the exclusion in CFTC Rule 4.5 with respect to the Fund and is required to register as a CPO with respect to the
Fund, the Investment Manager will be subject to additional regulation and its expenses may increase.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers seek to provide stability to a market through their intermediary services, a significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. To the extent that the Fund’s principal investment strategies involve securities of companies with smaller market capitalizations, foreign (non-U.S.)
securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.
Further fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers)
and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. See “Principal Risks of the Fund - Valuation Risk.”
Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations.
The current direction of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent mutual funds and exchange-traded funds from participating in certain markets.
Repurchase Agreements Risk
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements may be or become illiquid. These events could also trigger adverse tax consequences for the Fund.
Structured Investments Risk
Holders of structured products, including structured notes, credit-linked notes and other types of structured products, bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized.
While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.
Tax Risk
The Fund has elected to be treated as a “regulated investment company” (a “RIC”) under the Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are distributed (or deemed distributed, as described below) to shareholders. In order to qualify and be eligible for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for such year from certain types of qualifying income, and distribute to its shareholders at least 90% of its “investment company taxable income”
as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses).
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a RIC, and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the
Fund’s investments under one or more of the qualification or distribution tests applicable to regulated investment companies is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify or be eligible for for treatment as a RIC. Income and gains from certain of the Fund’s activities may not constitute qualifying income to a RIC for purposes of the 90% gross income test. If the Fund were to treat income or gain from a particular investment or activity as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the
Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.
If, in any year, the Fund were to fail to qualify for treatment as a
“regulated investment company” (a “RIC”) under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax, on such distributions to the extent of the Fund’s current or accumulated earnings and profits.
Subsidiary Risk
To the extent the Fund invests through one or more of its Subsidiaries, the Fund would be exposed to the risks associated with such
Subsidiary’s investments. Such Subsidiaries would likely not be registered as investment companies under the 1940 Act and, except as noted in this prospectus, would not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund.
Portfolio Turnover Risk
The Investment Manager manages the Fund without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts and other derivative instruments may involve the payment of commissions to futures commission merchants or other intermediaries. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the
Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact the Fund’s after-tax returns. See “Tax Matters.”
Operational Risk
An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
Cyber Security Risk
As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Fund is potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware”
attacks that renders systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of PIMCO personnel). In addition, cyber security breaches involving the Fund’s third party service providers (including but not limited to advisers, subadvisers, administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. PIMCO's use of cloud-based service providers could heighten or change these risks. In addition, work-from-home arrangements by the Fund, the Investment Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the
Fund, the Investment Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.
Cyber security failures or breaches may result in financial losses to the
Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the
Fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful.
There is also a risk that cyber security breaches may not be detected. The
Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.
Potential Conflicts of Interest Risk—Allocation of Investment
Opportunities
The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Investment Manager may provide investment
management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund.
Subject to the requirements of the 1940 Act, the Investment Manager intends to engage in such activities and may receive compensation from third parties for its services. The results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by the Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by the
Investment Manager or its affiliates, including proprietary accounts, achieve profits on their trading.
Collateralized Loan Obligations Risk
CLOs may charge management fees and administrative expenses. The cash flows from a CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the equity tranche which generally bears losses in connection with the first defaults, if any, on the bonds or loans in the trust. A senior tranche from a CLO trust typically has higher credit ratings and lower yields than the underlying securities. CLO tranches, even senior ones, can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class/tranche of the CLO in which the Fund invests.
Normally, CLOs are privately offered and sold, and thus are not registered under the securities laws. Investments in CLOs may be or become illiquid. In addition to the normal risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.
Smaller Company Risk
The general risks associated with debt instruments or equity securities are particularly pronounced for securities issued by companies with small market capitalizations. Small capitalization companies involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Fund may have difficulty purchasing or selling securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies. Companies with
medium-sized market capitalizations may have risks similar to those of smaller companies.
Other Investment Companies Risk
When investing in an investment company, the Fund will generally bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage. Due to its own financial interest or other business considerations, the
Investment Manager may choose to invest a portion of the Fund's assets in investment companies sponsored or managed by the
Investment Manager or its related parties in lieu of investments by the
Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or
managed by others. Applicable law may limit the Fund's ability to invest in other investment companies. See “Principal Risks of the
Fund-Leverage Risk.”
Debt Securities Risk
Debt securities are generally subject to the risks described below and further herein:
Issuer risk.

The value of fixed income securities may decline for a
number of reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. A change in the financial condition of a single issuer may affect securities markets as a whole.
These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
Interest rate risk.

The market value of debt securities changes in
response to interest rate changes and other factors. Interest rate risk is the risk that prices of debt securities will increase as interest rates fall and decrease as interest rates rise, which would be reflected in the
Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund’s management. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.
Prepayment risk.

During periods of declining interest rates, borrowers
may prepay principal. This may force the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions.
Credit risk.

Credit risk is the risk that one or more debt securities in
the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates.
Reinvestment risk.

Reinvestment risk is the risk that income from the
Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate.
Duration and maturity risk.

The Fund may seek to adjust the
duration or maturity of its investments in debt securities based on its assessment of current and projected market conditions. The Fund may incur costs in seeking to adjust the average duration or maturity of its portfolio of debt securities. There can be no assurances that the Fund’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful.
In addition, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity and value of U.S. Government and other securities and ultimately the Fund.
Restricted Securities Risk
A private placement involves the sale of securities that have not been registered under the Securities Act or relevant provisions of applicable
non-U.S. law to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the
Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Such securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter markets. Until the Fund can sell such securities into the public markets, its holdings will be less liquid and any sales will need to be made pursuant to an exemption under the Securities Act.
Sovereign Debt Risk
In addition to the other risks applicable to debt investments, sovereign debt may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion. A sovereign entity’s failure to make timely payments on its debt can result from many factors, including, without limitation, insufficient foreign (non-U.S.)
currency reserves or an inability to sufficiently manage fluctuations in relative currency valuations, an inability or unwillingness to satisfy the demands of creditors and/or relevant supranational entities regarding debt service or economic reforms, the size of the debt burden relative to economic output and tax revenues, cash flow difficulties, and other political and social considerations. The risk of loss to the Fund in the event of a sovereign debt default or other adverse credit event is heightened by the unlikelihood of any formal recourse or means to enforce its rights as a holder of the sovereign debt. In addition, sovereign debt restructurings, which may be shaped by entities and factors beyond the Fund’s control, may result in a loss in value of the
Fund’s sovereign debt holdings.
Certain Affiliations
Certain broker-dealers may be considered to be affiliated persons of the
Fund and/or the Investment Manager due to their possible affiliations with Allianz SE, the ultimate parent of the Investment Manager, or another Allianz entity. Allianz Asset Management of America LP merged with Allianz Asset Management of America LLC, with the latter being the surviving entity, effective January 1, 2023. Following the merger,
Allianz Asset Management of America LLC is PIMCO LLC’s managing member and direct parent entity. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.
The Fund has received exemptive relief from the SEC that, to the extent the Fund relies on such relief, permits it to (among other things)
co-invest with certain other persons, including certain affiliates of the
Investment Manager and certain public or private funds managed by the
Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments imposes extensive conditions on any co-investments made in reliance on such relief.
Anti-Takeover Provisions
The Fund’s Declaration and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. See “Anti-Takeover and Other
Provisions in the Agreement and Declaration of Trust and Bylaws.” These
provisions in the Declaration and the Bylaws could have the effect of depriving the Common Shareholders of opportunities to sell their
Common Shares at a premium over the then-current market price of the
Common Shares or at NAV.
Distribution Rate Risk
Although the Fund may seek to maintain level distributions, the Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future.
For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments.
Additionally, payments from certain instruments that may be held by the
Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.
Zero-Coupon Bond, Step-Ups and Payment-In-Kind Securities
Risk
The market prices of zero-coupon, step-ups and payment-in-kind securities are generally more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon securities bear no interest, their prices are especially volatile. And because zero-coupon bondholders do not receive interest payments, the prices of zero-coupon securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. The market for zero-coupon and
payment-in-kind securities may suffer decreased liquidity. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
Further, to maintain its qualification for treatment as a RIC and to avoid
Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind interest.
Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities. Zero coupon bonds, step-ups and payment-in-kind securities allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, the Fund may sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders.
Real Estate Risk
To the extent that the Fund invests in real estate investments, including investments in equity or debt securities issued by private and public
REITs, REOCs, private or public real estate-related loans and real estate-linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include, but are not limited to: the burdens of ownership of real property; general and local economic conditions(such as an oversupply of space or a reduction in demand for space); the supply and demand for properties (including competition based on rental rates); energy and supply shortages; fluctuations in average occupancy and room rates; the attractiveness, type and location of the properties and changes in the relative popularity of commercial properties as an investment; the financial condition and resources of tenants, buyers and sellers of properties; increased mortgage defaults;
the quality of maintenance, insurance and management services;
changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable; changes in building, environmental and other laws and/or regulations (including those governing usage and improvements), fiscal policies and zoning laws; changes in real property tax rates; changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable; changes in operating costs and expenses; energy and supply shortages; uninsured losses or delays from casualties or condemnation; negative developments in the economy that depress travel or leasing activity; environmental liabilities;
contingent liabilities on disposition of assets; uninsured or uninsurable casualties; acts of God, including earthquakes, hurricanes and other natural disasters; social unrest and civil disturbances, epidemics, pandemics or other public crises; terrorist attacks and war; risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor-related factor; and other factors which are beyond the control of PIMCO and its affiliates.
In addition, the Fund’s investments will be subject to various risks which could cause fluctuations in occupancy, rental rates, operating income and expenses or which could render the sale or financing of its properties difficult or unattractive. For example, following the termination or expiration of a tenant’s lease, there may be a period of time before receiving rental payments under a replacement lease.
During that period, the Fund would continue to bear fixed expenses such as interest, real estate taxes, maintenance and other operating expenses. In addition, declining economic conditions may impair the ability to attract replacement tenants and achieve rental rates equal to or greater than the rents paid under previous leases. Increased competition for tenants may require capital improvements to properties which would not have otherwise been planned.
Ultimately, to the extent it is not possible to renew leases or re-let space as leases expire, decreased cash flow from tenants will result, which could adversely impact the Fund’s operating results.
Real estate values have historically been cyclical. As the general economy grows, demand for real estate increases and occupancies and rents may increase. As occupancies and rents increase, property values increase, and new development occurs. As development may occur, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies may incur large swings in their profits and the prices of their securities. Developments following the onset of COVID-19 have adversely impacted certain commercial real estate markets, causing the deferral of mortgage payments, renegotiated commercial mortgage loans, commercial real estate vacancies or outright mortgage defaults, and potential acceleration of macro trends such as work from home and online shopping which may negatively impact certain industries, such as brick-and-mortar retail.
The total returns available from investments in real estate generally depend on the amount of income and capital appreciation generated by the related properties. The performance of real estate, and thereby the
Fund, will be reduced by any related expenses, such as expenses paid directly at the property level and other expenses that are capitalized or otherwise embedded into the cost basis of the real estate.
Separately, certain service providers to the Fund and/or its subsidiaries, as applicable, with respect to its real estate or real estate-related investments may be owned by, employed by, or otherwise related to,
PIMCO, Allianz SE, their affiliates and/or their respective employees, consultants and other personnel. PIMCO may, in its sole discretion, determine to provide, or engage or recommend an affiliate of PIMCO to provide, certain services to the Fund, instead of engaging or recommending one or more third parties to provide such services.
Subject to the governance requirements of a particular fund and applicable law, PIMCO or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, PIMCO faces a conflict of interest when selecting or recommending service providers for the Fund. Fees paid to an affiliated service provider will be determined in PIMCO’s commercially reasonable discretion. Although PIMCO has adopted various policies and
procedures intended to mitigate or otherwise manage conflicts of interest with respect to affiliated service providers, there can be no guarantee that such policies and procedures (which may be modified or terminated at any time in PIMCO’s sole discretion) will be successful.
Securities Lending Risk
For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies—Loans of
Portfolio Securities” in the Statement of Additional Information for more details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund. Cash collateral received by the Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Fund bears the risk of such investments.
Focused Investment Risk
To the extent that the Fund focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector, including (but not limited to): governmental regulation; inflation;
rising interest rates; cost increases in raw materials, fuel and other operating expenses; technological innovations that may render existing products and equipment obsolete; competition from new entrants; high research and development costs; increased costs associated with compliance with environmental or other governmental regulations; and
other economic, business or political developments specific to that sector. Furthermore, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to the types of developments described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region. See “Principal
Risks of the Fund—Foreign (Non-U.S.) Investment Risk,” “Principal
Risks of the Fund—Emerging Markets Risk” and “Principal Risks of the
Fund—Currency Risk.”

Effects of Leverage [Text Block]
Effects of Leverage
The following table is furnished in response to requirements of the SEC.
It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940
Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below assumes the Fund’s continued use of Preferred Shares averaged over the year ended June 30, 2023, representing approximately 3.22%
of the Fund’s total average managed assets, and, although not senior securities under the 1940 Act, covered reverse repurchase agreements averaged over the year ended June 30, 2023, representing
approximately 23.86% of the Fund’s total average managed assets. The table below also assumes that the Fund will pay dividends on Preferred
Shares at an estimated annual effective Preferred Share dividend rate of
8.11% (based on the weighted average Preferred Share dividend rate during the year ended June 30, 2023) and interest on reverse repurchase agreements at an estimated annual effective interest expense rate of 3.39% (based on weighted average interest rate during the year ended June 30, 2023). Based on such estimates, the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs is 1.07%. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered credit default swaps or other derivative instruments.
These assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the
Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with reverse repurchase agreements (or dollar rolls/buybacks or borrowings, if any)
used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Common Shareholders	(15.18)%	(8.32)%	(1.47)%	5.39%	12.25%
Common Share total return is composed of two elements — the
Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on Preferred Shares and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of
0%, the Fund must assume that the income it receives on its
investments is entirely offset by losses in the value of those investments.
This table reflects hypothetical performance of the Fund’s portfolio and not the actual performance of the Fund’s Common Shares, the value of which is determined by market forces and other factors.
Should the Fund elect to add additional leverage to its portfolio following an offering, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with
the
Fund’s investment objectives and policies.
As
noted above, the
Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, PIMCO’s assessment of the yield curve
environment, interest rate trends, market conditions and other factors.

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC.
It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940
Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below assumes the Fund’s continued use of Preferred Shares averaged over the year ended June 30, 2023, representing approximately 3.22%
of the Fund’s total average managed assets, and, although not senior securities under the 1940 Act, covered reverse repurchase agreements averaged over the year ended June 30, 2023, representing
approximately 23.86% of the Fund’s total average managed assets. The table below also assumes that the Fund will pay dividends on Preferred
Shares at an estimated annual effective Preferred Share dividend rate of
8.11% (based on the weighted average Preferred Share dividend rate during the year ended June 30, 2023) and interest on reverse repurchase agreements at an estimated annual effective interest expense rate of 3.39% (based on weighted average interest rate during the year ended June 30, 2023). Based on such estimates, the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs is 1.07%. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered credit default swaps or other derivative instruments.
These assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the
Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with reverse repurchase agreements (or dollar rolls/buybacks or borrowings, if any)
used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Common Shareholders	(15.18)%	(8.32)%	(1.47)%	5.39%	12.25%

Return at Minus Ten [Percent]		(15.18%)
Return at Minus Five [Percent]		(8.32%)
Return at Zero [Percent]		(1.47%)
Return at Plus Five [Percent]		5.39%
Return at Plus Ten [Percent]		12.25%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC.
It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940
Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below assumes the Fund’s continued use of Preferred Shares averaged over the year ended June 30, 2023, representing approximately 3.22%
of the Fund’s total average managed assets, and, although not senior securities under the 1940 Act, covered reverse repurchase agreements averaged over the year ended June 30, 2023, representing
approximately 23.86% of the Fund’s total average managed assets. The table below also assumes that the Fund will pay dividends on Preferred
Shares at an estimated annual effective Preferred Share dividend rate of
8.11% (based on the weighted average Preferred Share dividend rate during the year ended June 30, 2023) and interest on reverse repurchase agreements at an estimated annual effective interest expense rate of 3.39% (based on weighted average interest rate during the year ended June 30, 2023). Based on such estimates, the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs is 1.07%. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered credit default swaps or other derivative instruments.

Share Price [Table Text Block]
The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s Common Shares on the NYSE, the high and low NAV per Common Share and the high and low premium/discount to NAV per Common Share. See “Net Asset Value” for information as to how the Fund’s NAV is determined.

	Common share market price (1)		Common share net asset value		Premium (discount) as a % of net asset value
Quarter	High	Low	High	Low	High	Low
Quarter ended December 31, 2023	$12.66	$10.75	$11.58	$10.58	14.93%	1.32%
Quarter ended September 30, 2023	$14.24	$12.17	$11.15	$10.83	29.00%	11.55%
Quarter ended June 30, 2023	$13.11	$12.47	$11.26	$11.03	17.37%	11.84%
Quarter ended March 31, 2023	$14.00	$11.85	$11.75	$11.06	20.65%	5.33%
Quarter ended December 31, 2022	$12.94	$11.51	$11.58	$11.15	12.25%	2.49%
Quarter ended September 30, 2022	$14.52	$11.79	$12.20	$11.30	19.80%	3.31%
Quarter ended June 30, 2022	$16.02	$12.39	$13.43	$11.60	19.29%	4.38%
Quarter ended March 31, 2022 (2)	$16.19	$14.18	$14.02	$13.08	18.29%	8.16%
Quarter ended January 31, 2022	$18.78	$15.44	$14.53	$13.97	29.34%	10.04%
Quarter ended October 31, 2021	$19.43	$17.63	$14.68	$14.36	34.93%	20.84%
Quarter ended July 31, 2021	$18.99	$17.24	$14.56	$14.27	30.99%	20.81%
(1)
Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
(2)
Effective April 1, 2022, the end of the Fund’s fiscal year changed from July 31 to June 30.
The Fund’s NAV per Common share at the close of business on December 29, 2023 was $11.57 and the last reported sale price of a Common Share on the NYSE on that day was $12.41, representing a 7.26% premium to such NAV.

Lowest Price or Bid	[10]			$ 10.75	$ 12.17	$ 12.47	$ 11.85	$ 11.51	$ 11.79	$ 12.39		$ 14.18	$ 15.44	$ 17.63	$ 17.24
Highest Price or Bid	[10]			12.66	14.24	13.11	14	12.94	14.52	16.02		16.19	18.78	19.43	18.99
Lowest Price or Bid, NAV				10.58	10.83	11.03	11.06	11.15	11.3	11.6		13.08	13.97	14.36	14.27
Highest Price or Bid, NAV				$ 11.58	$ 11.15	$ 11.26	$ 11.75	$ 11.58	$ 12.2	$ 13.43		$ 14.02	$ 14.53	$ 14.68	$ 14.56
Highest Price or Bid, Premium (Discount) to NAV [Percent]				14.93%	29.00%	17.37%	20.65%	12.25%	19.80%	19.29%		18.29%	29.34%	34.93%	30.99%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				1.32%	11.55%	11.84%	5.33%	2.49%	3.31%	4.38%		8.16%	10.04%	20.84%	20.81%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Capital Structure
The following is a brief description of the capital structure of the Fund. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration and the Fund’s Bylaws, as amended and restated through the date hereof (the “Bylaws”). The
Declaration and Bylaws are each exhibits to the registration statement of which this prospectus is a part.
The Fund is an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a “Massachusetts business trust”) established under the laws of the Commonwealth of Massachusetts by the Declaration. The Declaration provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. Preferred shares (such as the ARPS) are permitted to be issued in one or more series, with such par value and with such rights as determined by the Board, by action of the Board without the approval of the Common
Shareholders.
The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of December 29, 2023.

Title of Class	Amount Authorized	Amount Outstanding (Exclusive of Amount Held by the Fund)	Amount Outstanding
Common Shares	Unlimited	0	52,744,042
Preferred Shares—ARPS
Class M	2,400	0	140
Class T	2,400	0	113
Class W	2,400	0	91
Class TH	2,400	0	86
Class F	2,400	0	89
The Common Shares of the Fund commenced trading on the NYSE in December 2001, under the trading or “ticker” symbol “PCN.” As of the close of trading on the NYSE on December 29, 2023, the NAV per Common Share was $11.57, and the closing price per Common Share on the NYSE was
$12.41.
Common Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board after payment of preferential amounts payable to holders of Preferred Shares. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation after payment of the preferential amounts payable to holders of Preferred Shares. Common Shares will, when issued, be fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust,” non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding Preferred Shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s Common Shareholders.
For so long as any ARPS are outstanding, the Fund generally may not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of additional Common Shares or options, warrants or rights to subscribe for or purchase Common
Shares or other shares ranking junior to the ARPS as to dividends or upon liquidation) in respect of Common Shares or any other shares of the Fund ranking junior to or on a parity with the ARPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of beneficial interest of the Fund ranking junior to ARPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of beneficial interest of the Fund ranking junior to or on a parity with ARPS as to dividends and upon liquidation), unless and only if: (i) immediately after such transaction, the Fund would satisfy Moody’s and Fitch Preferred Shares Asset Coverage and 1940 Act Preferred Shares Asset Coverage (each as defined and described under “—Rating Agency Guidelines and Asset Coverage”); (ii) full cumulative dividends on the ARPS due on or prior to the date of the transaction have been declared and paid or shall have been declared and sufficient funds for the payment thereof deposited with the auction agent for the ARPS; and (iii) the Fund has redeemed the full number of ARPS required to be redeemed by any provision for mandatory redemption contained in the Bylaws. See “Preferred Shares Redemption.” Further, so long as any ARPS are outstanding, the Fund generally may not declare, pay or set apart for payment any dividend or other distribution on any parity shares other than the ARPS unless the Fund contemporaneously declares, pays or sets apart for payment, as the case may be, the same proportionate share of dividends on the ARPS. The Fund expects that similar restrictions would apply to any other classes of preferred shares that the Fund might choose to issue in the future. In addition, if the Fund has outstanding any senior security representing indebtedness, the 1940 Act prohibits the Fund from declaring any dividend or distribution on the Fund’s
Common Shares (other than a dividend or distribution paid in shares of additional Common Shares) unless such senior securities representing indebtedness have, at the time of the declaration, asset coverage of at least 300%
afte
r deducting the amount of such dividend or distribution. See
“Use of Leverage.”
Shareholders of each class are entitled to one vote for each share held. Common Shareholders will vote with the holders of any outstanding Preferred
Shares or other preferred shares as a single class on each matter submitted to
a vote of holders of Common Shares, except as otherwise provided by the Declaration, the Bylaws or applicable law. Except as otherwise provided by the Declaration, the Bylaws or applicable law, holders of Preferred
Shares, voting as a separate class, are entitled to elect two of the Fund’s Trustees. The remaining Trustees are elected by Common Shareholders and holders of Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Preferred
Shares, the holders of all outstanding Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund’s Trustees until all dividends in arrears have been paid or declared and set apart for payment. The holders of Preferred Shares also have the right to elect a majority of the Fund’s Trustees as may be required under the 1940 Act.

Security Voting Rights [Text Block]
Shareholders of each class are entitled to one vote for each share held. Common Shareholders will vote with the holders of any outstanding Preferred
Shares or other preferred shares as a single class on each matter submitted to
a vote of holders of Common Shares, except as otherwise provided by the Declaration, the Bylaws or applicable law. Except as otherwise provided by the Declaration, the Bylaws or applicable law, holders of Preferred
Shares, voting as a separate class, are entitled to elect two of the Fund’s Trustees. The remaining Trustees are elected by Common Shareholders and holders of Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Preferred
Shares, the holders of all outstanding Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund’s Trustees until all dividends in arrears have been paid or declared and set apart for payment. The holders of Preferred Shares also have the right to elect a majority of the Fund’s Trustees as may be required under the 1940 Act.

Security Liquidation Rights [Text Block]
Liquidation Preference
Subject to the rights of holders of any series or class or classes of shares ranking on a parity with the Preferred Shares with respect to the distribution of assets upon liquidation of the Fund, upon a liquidation of the Fund (whether voluntary or involuntary), the holders of Preferred Shares then outstanding would be entitled to receive and to be paid, out of the assets of the Fund available for distribution to its shareholders, before any payment or distribution would be made on the Fund’s Common Shares or any other class of shares of the Fund ranking junior in right of payment upon liquidation to the Preferred Shares, an amount equal to the liquidation preference with respect to such Preferred Shares ($25,000 per share for the ARPS), plus an amount equal to all dividends thereon (whether or not earned or declared by the Fund, but excluding the interest thereon)
accumulated but unpaid to (but not including) the date of final distribution in same-day funds in connection with the liquidation of the Fund. If such assets of the Fund are insufficient to make the full liquidation payment on outstanding ARPS and liquidation payments on any other outstanding class or series of preferred shares of the Fund ranking on parity with the ARPS as to payment upon liquidation, then such assets will be distributed among the holders of ARPS and the holders of shares of such other class or series ratably in proportion to the respective preferential amounts to which they are entitled. After the payment to the holders of Preferred Shares of the full preferential amounts provided for as described herein, the holders of
Preferred Shares as such would have no right or claim to any of the remaining assets of the Fund. For these purposes, a liquidation of the Fund does not include the sale of all or any portion of the assets of the Fund or the merger, consolidation or statutory share exchange of the Fund into or with any trust or other entity.
As used in this prospectus, unless otherwise noted, the Fund’s “net assets” include assets of the Fund attributable to any outstanding Preferred
Shares, with no deduction for the liquidation preference of the Preferred Shares. Solely for financial reporting purposes, however, the Fund is required to exclude the liquidation preference of the Preferred Shares from “net assets,” so long as the Preferred Shares have redemption features that are not solely within the control of the Fund. For all regulatory and tax purposes, the Fund’s Preferred Shares will be treated as stock (rather than indebtedness).

Outstanding Securities [Table Text Block]
The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of December 29, 2023.

Title of Class	Amount Authorized	Amount Outstanding (Exclusive of Amount Held by the Fund)	Amount Outstanding
Common Shares	Unlimited	0	52,744,042
Preferred Shares—ARPS
Class M	2,400	0	140
Class T	2,400	0	113
Class W	2,400	0	91
Class TH	2,400	0	86
Class F	2,400	0	89

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk
The price of the Fund’s Common Shares will fluctuate with market conditions and other factors. If you sell your Common Shares, the price received may be more or less than your original investment. The
Common Shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their NAV. The
Common Shares may trade at a price that is less than the offering price for Common Shares issued pursuant to an offering. This risk may be greater for investors who sell their Common Shares relatively shortly after completion of an offering. The sale of Common Shares by the Fund
(or the perception that such sales may occur), particularly if sold at a discount to the then current market price of the Common Shares, may have an adverse effect on the market price of the Common Shares.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.
The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the
U.S. government's inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the
U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund's investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund's investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.
Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. As discussed more under “Interest Rate
Risk,” the Federal Reserve has raised interest rates from historically low levels and may continue to raise interest rates. Any additional interest rate increases in the future could cause the value of any fund, such as the Fund that invests in fixed income securities to decrease.
Although interest rates have significantly increased since 2022 through the date of this prospectus, the prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt and other fixed income securities). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations);
property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties.
Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset Allocation Risk
The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that
PIMCO may make less than optimal or poor asset allocation decisions.
PIMCO employs an active approach to allocation among multiple fixed-income sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that PIMCO will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by PIMCO or such other fund’s investment adviser and individual portfolio managers will expose all material risks associated with an investment. Additionally, PIMCO or such other fund’s investment adviser and individual portfolio managers may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments. In such circumstances, PIMCO or the individual portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. The Fund is also subject to the risk that deficiencies in the internal systems or controls of PIMCO or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value. Please refer to ”Investment Manager—Conflicts of Interest” in the SAI for further information. Additionally, actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives. There also can be no assurance that all of the personnel of PIMCO will continue to be associated with PIMCO for any length of time. The loss of services of one or more key employees of PIMCO could have an adverse impact on the Fund’s ability to realize its investment objectives.
In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of its NAV, and such
NAV calculation issues may result in inaccurately calculated NAV, delays in NAV calculation and/or the inability to calculate NAV over extended periods. The Fund may be unable to recover any losses associated with such failures.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect one or more other issuers or securities markets as a whole. These risks can apply to the
Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are rising.
The downgrade of the credit of a security held by the Fund may decrease its value. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings.
Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is greater to the extent the Fund uses leverage or derivatives. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.

Mortgage Related and Other Asset Backed Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Related and Other Asset-Backed Instruments Risk
The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by
non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages, including REMICs, which could include Re-REMICs, mortgage pass-through securities, inverse floaters,
CMOs, CLOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (generally interest-only and principal-only securities), mortgage-related asset backed securities and mortgage-related loans (including through participations, assignments, originations and whole loans), including commercial and residential mortgage loans. Exposures to
mortgage-related assets through derivatives or other financial instruments will be considered investments in mortgage-related assets.
The Fund may also invest in other types of ABS, including CDOs, CBOs and CLOs and other similarly structured securities See “Investment
Objectives and Policies–Portfolio Contents–Mortgage-Related and
Other Asset-Backed Instruments” in this prospectus and “Investment
Objectives and Policies-Mortgage-Related and Other Asset-Backed
Instruments” in the Statement of Additional Information for a
description of the various mortgage-related and other asset-backed instruments in which the Fund may invest and their related risks.
Mortgage-related and other asset-backed instruments represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.
Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. Compared to other fixed income investments with similar maturity and credit, mortgage-related securities may increase in value to a lesser extent when interest rates decline and may decline in value to a similar or greater extent when interest rates rise. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets.
Subordinate mortgage-backed or asset-backed instruments are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed or asset-backed instruments will not be fully paid.

There are multiple tranches of mortgage-backed and asset-backed instruments, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed or asset-backed instrument has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take
precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche)
specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The
Fund may also invest in the residual or equity tranches of
mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed
instruments and interest-only mortgage-backed or asset-backed instruments. The Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.
The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain of the
Fund’s mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Mortgage Related Derivative Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Related Derivative Instruments Risk
The Fund may engage in derivative transactions related to
mortgage-backed securities, including purchasing and selling exchange-listed and OTC put and call options, futures and forwards on mortgages and mortgage-backed securities. The Fund may also invest in mortgage-backed securities credit default swaps, which include swaps the reference obligation for which is a mortgage-backed security or related index, such as the CMBX Index (a tradeable index referencing a basket of commercial mortgage-backed securities) or the ABX (a tradeable index referencing a basket of sub-prime mortgage-backed securities). The Fund may invest in newly developed mortgage related derivatives that may hereafter become available.
Derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.
Mortgage-related derivative instruments involve risks associated with mortgage-related and other asset-backed instruments, privately-issued mortgage-related securities, the mortgage market, the real estate industry, derivatives and credit default swaps. See “Mortgage-Related and Other Asset-Backed Instruments Risk,” “Privately-Issued
Mortgage-Related Securities Risk,” “Derivatives Risk,” and “Credit
Default Swaps Risk.”

Privately Issued Mortgage Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privately-Issued Mortgage-Related Securities Risk
There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans. Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk
To the extent that the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), the Fund may be subject to greater levels of credit risk, call risk and liquidity risk than funds that do not invest in such securities, which could have a negative effect on the NAV and market price of the Fund’s Common Shares or Common Share
dividends. These securities are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these securities and reduce the
Fund’s ability to sell these securities at an advantageous time or price.
The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities.
Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities. A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
In general, lower rated debt securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative effect on the Fund. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default and their prices are generally more volatile and sensitive to actual or perceived negative developments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The Fund may purchase stressed or distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
An economic downturn could severely affect the ability of issuers
(particularly those that are highly leveraged) to service or repay their debt obligations. Lower-rated securities are generally less liquid than higher-rated securities, which may have an adverse effect on the Fund’s ability to dispose of them. For example, under adverse market or economic conditions, the secondary market for below investment grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and certain securities in the Fund’s portfolio may become illiquid or less liquid. As a result, the
Fund could find it more difficult to sell these securities or may be able to sell these securities only at prices lower than if such securities were widely traded. To the extent the Fund focuses on below investment grade debt obligations, PIMCO’s capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that PIMCO will be successful in this regard. Due to the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, PIMCO may consider factors including, but not limited to, PIMCO's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities.
See “Investment Objectives and Policies–Portfolio Contents–High Yield
Securities” for additional information.

Distressed and Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers involve substantial risks, including the risk of default. Distressed securities generally trade significantly below “par” or full value because investments in such securities and debt of distressed issuers or issuers in default are considered speculative and involve substantial risks in addition to the risks of investing in high-yield bonds. Such investments may be in default at the time of investment. In addition, these securities may fluctuate more in price, and are typically less liquid. The Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. In any such proceeding relating to a defaulted obligation, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. Moreover, any securities received by the Fund upon completion of a workout or bankruptcy proceeding may be less liquid, speculative or restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of
reorganization with respect to the securities of a distressed issuer, the
Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.
Also among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. PIMCO's judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.

Inflation Indexed Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation-Indexed Security Risk
Inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including
Treasury Inflation-Protected Securities (“TIPS”), tends to decrease when real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used (
i.e.,
the Consumer Price Index
(“CPI”) will accurately measure the real rate of inflation in the prices of goods and services. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in the calendar year. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. Additionally, a CPI swap can potentially lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (fixed breakeven rate) that the investor agrees to pay at the initiation of the swap. With municipal
inflation-indexed securities, the inflation adjustment is integrated into the coupon payment, which is federally tax exempt (and may be state tax exempt). For municipal inflation-indexed securities, there is no adjustment to the principal value. Because municipal inflation-indexed securities are a small component of the municipal bond market, they may be less liquid than conventional municipal bonds.

Senior Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Debt Risk
The Fund may be subject to greater levels of credit risk than funds that do not invest in below investment grade senior debt. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities or instruments. Additionally, if the issuer of senior debt prepays, the Fund will have to consider reinvesting the proceeds in other senior debt or similar instruments that may pay lower interest rates.

Loans and Other Indebtedness Loan Acquisitions Participations and Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans and Other Indebtedness; Loan Acquisitions,
Participations and Assignments Risk
Loan interests may take the form of direct interests acquired during a primary distribution or other purchase of a loan, or assignments of, novations of or participations in all or a portion of a loan acquired in secondary markets. In addition to credit risk and interest rate risk, the
Fund's exposure to loan interests may be subject to additional risks. For example, purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the value of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal if the Fund is able to access and monetize the collateral. However, the collateral underlying a loan, if any, may be unavailable or insufficient to satisfy a borrower’s obligation. If the Fund becomes owner, whole or in part, of any collateral after a loan is foreclosed, the Fund may incur costs associated with owning and/or monetizing its ownership of the collateral.
Moreover, the purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
Investments in loans through a purchase of a loan or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights
of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Certain loan participations may be structured in a manner designed to prevent purchasers of participations from being subject to the credit risk of the lender, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired.
The Fund may have difficulty disposing of loans and loan participations.
Because there is no liquid market for many such investments, the Fund anticipates that such investments could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Investments in loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans may include acquisitions of, or participation in, delayed draw and delayed funding loans and revolving credit facilities. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed draw and delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Further, the Fund may need to hold liquid assets in order to provide funding for these types of commitments, meaning the Fund may not be able to invest in other attractive investments, or the Fund may need to liquidate existing assets in order to provide such funding.
To the extent the Fund invests in loans (including, but not limited to, bank loans and non-syndicated loans), the Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the Fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the Fund may incur such costs in connection with loan transactions that are pursued by the Fund but not ultimately consummated (so-called “broken deal costs”).
Restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads, among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the loans and/or may result in the Fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the Fund. Some loans may have extended trade settlement periods, including settlement periods of greater than seven days, which may result in cash not being
immediately available to the Fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of the risks involved in investing in loans, an investment in the Fund should be considered speculative.
The Fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated and unsecured loans generally have greater price volatility than secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in subordinated or unsecured loans, which would create greater credit risk exposure for the holders of such loans. Subordinate and unsecured loans share the same risks as other below investment grade securities.
There may be less readily available information about most loans and the underlying borrowers than is the case for many other types of securities. Loans may be issued by borrowers that are not subject to SEC reporting requirements and therefore may not be required to file reports with the SEC or may file reports that are not required to comply with
SEC form requirements. In addition, such borrowers may be subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Because there is limited public information available regarding loan investments, the
Fund is particularly dependent on the analytical abilities of the Fund’s portfolio managers.
Economic exposure to loan interests through the use of derivative transactions may involve greater risks than if the Fund had invested in the loan interest directly during a primary distribution, through assignments of, novations of or participations in a loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.

Covenant Lite Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Covenant-lite” Obligations Risk
Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans carry a risk that the borrower could transfer or encumber its assets, which could reduce the amount of assets that can be used to satisfy debts and result in losses for debtholders. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

Subprime Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subprime Risk
Loans, and debt instruments collateralized by loans, acquired by the
Fund may be subprime in quality, or may become subprime in quality.
Although there is no specific legal or market definition of “subprime,”
subprime loans are generally understood to refer to loans made to borrowers that display poor credit histories and other characteristics that correlate with a higher default risk. Accordingly, subprime loans, and debt instruments secured by such loans, have speculative characteristics and are subject to heightened risks, including the risk of nonpayment of interest or repayment of principal, and the risks associated with investments in high yield securities. In addition, these instruments could be subject to increased regulatory scrutiny. The Fund is not restricted by any particular borrower credit risk criteria and/or qualifications when acquiring loans or debt instruments collateralized by loans.

Privacy and Data Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privacy and Data Security Risk
The Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public personal information about a consumer to non- affiliated third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non- affiliated third parties. Many states and a number of non-U.S. jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and SEC implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these
GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’
personal information securely and dispose of it properly.
The Fund generally does not intend to obtain or hold borrowers’
non-public personal information, and the Fund has implemented procedures reasonably designed to prevent the disclosure of borrowers’
non-public personal information to the Fund. However, service providers to the Fund , investments by its Subsidiaries (as defined herein)
including their custodians and the platforms acting as loan servicers for the Fund , investments by its Subsidiaries (as defined herein) may obtain, hold or process such information. The Fund cannot guarantee the security of non-public personal information in the possession of such a service provider and cannot guarantee that service providers have been and will continue to comply with the GLBA, other data security and privacy laws and any other related regulatory requirements.
Violations of GLBA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk
Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate.
For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and the market price, NAV and/or overall return of the Common Shares.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk
Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Foreign Non US Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign (Non-U.S.) Investment Risk
Foreign (non-U.S.) securities may experience more rapid and extreme changes in value than securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign (non-U.S.) securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Foreign (non-U.S.) market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. Investments in foreign (non-U.S.) markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign (non-U.S.) investing in their capital markets or in certain sectors or industries. In addition, a foreign (non-U.S.) government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign (non-U.S.) investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. A reduction in trading in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners may have an adverse impact on a Fund’s investments.
Also, nationalization, expropriation or confiscatory taxation, unstable governments, decreased market liquidity, currency blockage, market disruptions, political changes, security suspensions or diplomatic developments or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments in a foreign (non-U.S.) country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign (non-U.S.) securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country's securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact a Fund's liquidity and performance. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or in securities denominated in a particular foreign (non-U.S.) currency, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign (non-U.S.) investments. Foreign (non-U.S.) securities may also be less liquid (particularly during market closures due to local holidays or other reasons) and more difficult to value than securities of U.S. issuers.
The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls, and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g. Belarus). Such sanctions and other similar measures — which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, defense, architecture, engineering, construction, manufacturing and transportation, among others — and Russia’s countermeasures may negatively impact the Fund’s performance and/or ability to achieve its investment objectives. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by the Fund unmarketable for an indefinite period of time and/or cause the Fund to sell other portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund no longer seeks to hold. In addition, such sanctions or other similar measures, and the Russian government's response, could result in a downgrade of Russia's credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia's currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia's economy and Russian and other issuers of securities in which the Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export and import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers.
The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government's response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions by the European Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that the Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in securities of issuers based in or doing business in emerging market countries or invests in securities denominated in the currencies of emerging market countries. Investing in securities of issuers based in or doing business in emerging markets entails all of the risks of investing in foreign securities noted above, but to a heightened degree.
Investments in emerging market countries pose a greater degree of systemic risk (i.e., the risk of a cascading collapse of multiple institutions within a country, and even multiple national economies). The inter-relatedness of economic and financial institutions within and among emerging market economies has deepened over the years, with the effect that institutional failures and/or economic difficulties that are of initially limited scope may spread throughout a country, a region or all or most emerging market countries. This may undermine any attempt by the Fund to reduce risk through geographic diversification of its portfolio.
There is a heightened possibility of imposition of withholding taxes on interest or dividend income generated from emerging market securities.
Governments of emerging market countries may engage in confiscatory taxation or expropriation of income and/or assets to raise revenues or to pursue a domestic political agenda. In the past, emerging market countries have nationalized assets, companies and even entire sectors, including the assets of foreign investors, with inadequate or no compensation to the prior owners. There can be no assurance that the
Fund will not suffer a loss of any or all of its investments, or interest or dividends thereon, due to adverse fiscal or other policy changes in emerging market countries.
There is also a greater risk that an emerging market government may take action that impedes or prevents the Fund from taking income and/or capital gains earned in the local currency and converting into
U.S. dollars (i.e., “repatriating” local currency investments or profits).
Certain emerging market countries have sought to maintain foreign exchange reserves and/or address the economic volatility and dislocations caused by the large international capital flows by controlling or restricting the conversion of the local currency into other currencies. This risk tends to become more acute when economic conditions otherwise worsen. There can be no assurance that if the Fund earns income or capital gains in an emerging market currency or PIMCO otherwise seeks to withdraw the Fund’s investments from a given emerging market country, capital controls imposed by such country will not prevent, or cause significant expense, or delay in, doing so.
Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain emerging market countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain. In addition, it may be impossible to seek legal redress against an issuer that is a sovereign state.
Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The Fund may also be subject to emerging markets risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities.
Other heightened risks associated with emerging markets investments include without limitation, (i) risks due to less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including sanctions and restrictions on investing in issuers or industries deemed sensitive to relevant national interests and requirements that government approval be obtained prior to investment by foreign persons; (iv) certain national policies that may restrict the Fund’s repatriation of investment income, capital or the proceeds of sales of securities, including temporary restrictions on foreign capital remittances; (v) the lack of uniform accounting and auditing standards and/or standards that may be significantly different from the standards required in the United States; (vi) less publicly available financial and other information regarding issuers; (vii)
potential difficulties in enforcing contractual obligations; and (viii)
higher rates of inflation, higher interest rates and other economic concerns. The Fund may invest to a substantial extent in emerging market securities that are denominated in local currencies, subjecting the Fund to a greater degree of foreign currency risk. Also, investing in emerging market countries may entail purchases of securities of issuers that are insolvent, bankrupt or otherwise of questionable ability to satisfy their payment obligations as they become due, subjecting the
Fund to a greater amount of credit risk and/or high yield risk. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk
If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives or other instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund's use of currency hedging may not be successful and the use of such strategies may lower the Fund's potential returns.
Investments denominated in foreign (non-U.S.) currencies or that trade in and receive revenues in, foreign (non-U.S.) currencies, or derivatives that provide exposure to foreign (non-U.S.) currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions made to Common Shareholders. There is no assurance that a hedging strategy, if used, will be successful. Moreover, currency hedging techniques may be unavailable with respect to emerging market currencies. As a result, the Fund’s investments in foreign currency-denominated, and especially emerging market-currency denominated, securities may reduce the returns of the Fund. As a result, the Fund’s investments in foreign currency-denominated”, and especially emerging market-currency denominated,” securities may reduce the returns of the Fund.
The local emerging market currencies in which the Fund may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries. Some of the local currencies in which the Fund may invest are neither freely convertible into one of the major currencies nor internationally traded. The local currencies may be convertible into other currencies only inside the relevant emerging market where the limited availability of such other currencies may tend to inflate their values relative to the local currency in question. Such internal exchange markets can therefore be said to be neither liquid nor competitive. In addition, many of the currencies of emerging market countries in which the Fund may invest have experienced steady devaluation relative to freely convertible currencies.
Continuing uncertainty as to the status of the euro and the European Monetary Union (“EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU-related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
There can be no assurance that if the Fund earns income or capital gains in a non-U.S. country or PIMCO otherwise seeks to withdraw the Fund’s investments from a given country, capital controls imposed by such country will not prevent, or cause significant expense in, doing so.

US Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
Certain U.S. government securities, such as U.S. Treasury bills, notes and bonds and mortgage-related securities guaranteed by the GNMA, are supported by the full faith and credit of the United States; others, such as those of FHLBs or the FHLMC, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency, instrumentality or corporation. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Although legislation has been enacted to support certain government sponsored entities, including the FHLBs, FHLMC and FNMA, there is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the government sponsored entities and the values of their related securities or obligations. In addition, certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. Yields available from U.S. government debt securities are generally lower than the yields available from other debt securities. The values of U.S. government securities change as interest rates fluctuate.
Periodically, uncertainty regarding the status of negotiations in the
U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain
U.S. government securities, cause the credit rating of the
U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of
U.S. Treasury and other securities, and/or increase the costs of various kinds of debt. If a government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity will be adversely impacted.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
The market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its other debt obligations. Convertible securities are often rated below investment grade or not rated.

Synthetic Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Synthetic Convertible Securities Risk
Synthetic convertible securities involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible securities are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Contingent Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Contingent Convertible Securities Risk
CoCos have no stated maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into equity or have their principal written down
(including potentially to zero) upon the occurrence of certain triggering events (“triggers”) linked to regulatory capital thresholds or regulatory actions relating to the issuer's continued viability. As a result, an investment by the Fund in CoCos is subject to the risk that coupon (i.e., interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses and the risk of total loss. An investment by the Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up of an issuer prior to a trigger event, the Fund's rights and claims will generally rank junior to the claims of holders of the issuer's other debt obligations and
CoCos may also be treated as junior to an issuer's other obligations and securities. In addition, if CoCos held by the Fund are converted into the issuer's underlying equity securities following a trigger event, the Fund's holding may be further subordinated due to the conversion from a debt to equity instrument. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by the Fund in CoCos may result in losses to the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund’s use of leverage (as described under “Use of Leverage” in the body of this prospectus) creates the opportunity for increased Common Share net income, but also creates special risks for Common Shareholders. To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to leverage, if any, will be invested in accordance with the Fund’s investment objectives and policies, as described in this prospectus. Dividends payable with respect to Preferred Shares outstanding and interest expense payable by the Fund with respect to derivatives and other forms of leverage will generally be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the dividend rate on any Preferred Shares outstanding and the interest expenses and other costs to the Fund of such other leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common Shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including the dividend rate on any outstanding Preferred Shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to Common Shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the Common Shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses.
Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. In addition, any Preferred
Shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk. Leverage creates several major types of risks for Common Shareholders, including:
■
the likelihood of greater volatility of NAV and market price of
Common Shares, and of the investment return to Common
Shareholders, than a comparable portfolio without leverage;
■
the possibility either that Common Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on
Common Shares will fluctuate because such costs vary over time;
and
■
the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not
leveraged and may result in a greater decline in the market value of the Common Shares.
In addition, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have complete priority over the Fund’s Common Shareholders in the distribution of the Fund’s assets. In addition to Preferred Shares, the Fund may engage in other transactions that may give rise to a form of leverage including, among others loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchases, or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common Shareholders. The Fund may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies. See “Use of Leverage.”
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund.
There is no assurance that reverse repurchase agreements can be successfully employed. Dollar roll/buyback transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon purchase price of those securities.
Successful use of dollar rolls/buybacks may depend upon the Investment
Manager’s ability to correctly predict interest rates and prepayments.
There is no assurance that dollar rolls/buybacks can be successfully employed. In connection with reverse repurchase agreements and dollar rolls/buybacks, the Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted.
The Fund is required to satisfy certain asset coverage requirements in connection with its use of Preferred Shares, including those imposed by regulatory and rating agency requirements. Accordingly, any decline in the net asset value of the Fund's investments could result in the risk that the Fund will fail to meet its asset coverage requirements for Preferred Shares or the risk of the Preferred Shares being downgraded by a rating agency. In an extreme case, the Fund's current investment income might not be sufficient to meet the dividend requirements on Preferred Shares outstanding. In an extreme case, the Fund's current investment income might not be sufficient to meet the dividend requirements on Preferred shares outstanding. In order to address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of the Preferred Shares. Liquidations at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to Common Shareholders. See “Tax Matters” for more information. Any Preferred Shares, total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have seniority over the Fund’s Common Shares.
When the Fund issues Preferred Shares, the Fund pays (and the
Common Shareholders bear) all costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares. In addition, holders of Preferred Shares issued by the Fund would have complete priority over Common Shareholders in the distribution of the Fund’s assets. Furthermore, preferred shareholders, voting separately as a single class, have the right to elect two members of the Board at all times and to elect a majority of the trustees in the event two full years’
dividends on the Preferred Shares are unpaid, and also have separate class voting rights on certain matters. Accordingly, preferred shareholders may have interests that differ from those of Common
Shareholders, and may at times have disproportionate influence over the Fund’s affairs.
Because the fees received by the Investment Manager may increase depending on the types of leverage utilized by the Fund, the Investment
Manager has a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment
Manager, on the one hand, and the Common Shareholders, on the other hand.

Additional Risks Associated with the Funds Preferred Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Risks Associated with the Fund’s Preferred Shares
Although the Fund's ARPS ordinarily would pay dividends at rates set at periodic auctions, the weekly auctions for the ARPS (and auctions for similar preferred shares issued by closed-end funds in the U.S.) have failed since 2008. The dividend rates on the ARPS since that time have been paid, and the Fund expects that they will continue to be paid for the foreseeable future, at the “maximum applicable rate” under the
Fund's Bylaws (i.e., the greater of a multiple of or a spread plus a reference rate). An increase in market interest rates generally, therefore, could increase substantially the dividend rate required to be paid by the
Fund to the holders of ARPS, which would increase the costs associated with the Fund's leverage and reduce the Fund's net income available for distribution to Common Shareholders. In addition, the multiple or spread used to calculate the maximum applicable rate is based in part on the credit rating assigned to the ARPS by the applicable rating agency(ies), with the multiple or spread generally increasing as the rating declines. The Fund's ARPS rating has previously been downgraded and the ARPS could be subject to further ratings downgrades in the future, possibly resulting in further increases to the maximum applicable rate. Therefore, it is possible that a substantial rise in market interest rates and/or further ratings downgrades of the ARPS could, by reducing income available for distribution to the Common Shareholders and otherwise detracting from the Fund's investment performance, make the
Fund's continued use of Preferred Shares for leverage purposes less attractive than such use is currently considered to be. In such case, the
Fund may elect to redeem some or all of the Preferred Shares outstanding, which may require it to dispose of investments at inopportune times and to incur losses on such dispositions. Such dispositions may adversely affect the Fund's investment performance generally, and the resultant loss of leverage may materially and adversely affect the Fund's investment returns to Common
Shareholders. The Fund has previously been required to redeem a portion of its ARPS due to market dislocations that caused the value of the Fund's portfolio securities and related asset coverage to decline and could be required to do so again in the future.
The Fund is also subject to certain asset coverage tests associated with the rating agencies that rate the ARPS. Failure by the Fund to maintain the asset coverages (or to cure such failure in a timely manner) may require the Fund to redeem ARPS. Failure to satisfy ratings agency asset coverage tests or other guidelines could also result in the applicable ratings agency downgrading its then-current ratings on the ARPS, as described above. Moreover, the rating agency guidelines impose restrictions or limitations on the Fund's use of certain financial instruments or investment techniques that the Fund might otherwise utilize in order to achieve its investment objectives, which may adversely affect the Fund's investment performance. Rating agency guidelines may be modified by the rating agencies in the future and such modifications may make such guidelines substantially more restrictive or otherwise result in downgrades, which could further negatively affect the Fund's investment performance.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may, but is not required to, utilize a variety of derivative instruments (both long and short positions) for investment or risk management purposes. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. For example, the Fund may use derivative instruments for purposes of increasing liquidity, providing efficient portfolio management, broadening investment opportunities (including taking short or negative positions), implementing a tax or cash management strategy, gaining exposure to a particular security or segment of the market, modifying the effective duration of the Fund’s portfolio investments and/or enhancing total return.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives and other similar instruments (referred to collectively as “derivatives”), which may increase market exposure are subject to a number of risks including leverage risk, liquidity risk (which may be heightened for highly customized derivatives), interest rate risk, market risk, counterparty
(including credit) risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), counterparty risk, tax risk and management risk, as well as risks arising from changes in applicable requirements, risks arising from margin requirements and risks arising from mispricing or valuation complexity. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Common
Shareholders.
Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse itself.
Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty.
Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. In such case, the Fund may lose money.
 Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the
Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.
The Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains).
Consequently, Common Shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund, at a time when their investment in the Fund has declined in value, which tax may be at ordinary income rates. The tax treatment of certain derivatives in which the Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by the Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa.
Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps Risk
Credit default swap agreements may involve greater risks than if the
Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, the Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. The Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.
The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the
Fund or held by special purpose or structured vehicles in which the Fund invests. In the event that the Fund enters into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to any underlying security or asset. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.

Equity Securities and Related Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities and Related Market Risk
The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself. The values of equity securities may decline due to real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.
Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred securities, convertible securities and warrants. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
In addition to equity securities risk, credit risk and possibly high yield risk, investment in preferred securities involves certain other risks.
Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred security that is deferring its distribution, the Fund may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to
RICs and their shareholders under the Code and to avoid U.S. federal income and/or excise taxes at the Fund level, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash by the
Fund). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Private Placements and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Placements and Restricted Securities Risk
A private placement involves the sale of securities that have not been registered under the Securities Act or relevant provisions of applicable
non-U.S. law to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the
Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.
Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay.
Such securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter markets. Until the Fund can sell such securities into the public markets, its holdings maybe less liquid and any sales will need to be made pursuant to an exemption under the Securities Act.

Confidential Information Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Confidential Information Access Risk
In managing the Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public information
(“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. For example, an issuer of privately placed loans considered by the Fund may offer to provide PIMCO with financial information and related documentation regarding the issuer that is not publicly available. Pursuant to applicable policies and procedures,
PIMCO may (but is not required to) seek to avoid receipt of Confidential
Information from the issuer so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates. In such circumstances, the Fund (and other PIMCO clients) may be
disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells an investment. Further, PIMCO’s and the Fund’s abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain investments may be compromised if they are not privy to available Confidential Information. PIMCO may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.

Inflation or Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from the
Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation has increased and it cannot be predicted when, if, or the degree to which it may decline.
Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Common Shares.

Market Disruptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruptions Risk
The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health
emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation, other factors relating to the
Fund’s investments or the Investment Manager’s operations and the value of an investment in the Fund, its distributions and its returns.
These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the
Fund’s service providers’ ability to fulfill their obligations to the Fund.
Furthermore, events involving limited liquidity, defaults,
non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.

Regulatory Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Changes Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the
Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Manager will continue to be eligible for such exemptions. Actions by governmental entities may also impact certain instruments in which the Fund invests.
Moreover, government regulation may have unpredictable and
unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
While there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. Actions by governmental entities may also impact certain instruments in which the Fund invests and reduce market liquidity and resiliency. For example, the Fund’s investments (including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities), payment obligations and financing terms may rely in some fashion on LIBOR. For more
information related to the LIBOR transition, see “Principal Risks of the
Fund - Regulatory Risk - LIBOR.”

Regulatory Risk LIBOR [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk—LIBOR
Certain instruments in which the Fund may invest have relied or continue to rely in some fashion upon the London Interbank Offered
Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the
Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body and regulator of LIBOR, publicly announced that all
U.S. Dollar LIBOR settings will either cease to be provided by any administrator or will no longer be representative (i) immediately after
December 31, 2021 for one-week and two-month U.S. Dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining
U.S. Dollar LIBOR settings. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, U.S. regulated entities have generally ceased entering into new LIBOR contracts with limited exceptions. Publication of all Japanese yen and the one- and six-month sterling LIBOR settings have ceased, and while publication of the three-month Sterling LIBOR setting will continue through at least the end of March 2024 on the basis of a changed methodology (known as
“synthetic LIBOR”), this rate has been designated by the FCA as unrepresentative of the underlying market that it seeks to measure and is solely available for use in legacy transactions. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom,
Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. So-called “tough legacy”
contracts have LIBOR interest rate provisions with no fallback provisions contemplating a permanent discontinuation of LIBOR, inadequate fallback provisions or fallback provisions which may not effectively result in a transition away from LIBOR prior to LIBOR’s planned replacement date. On March 15, 2022, the Adjustable Interest Rate
(LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve
System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the Federal Reserve
System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30,
2023 through at least September 30, 2024. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have the intended effects. Moreover, certain aspects of the transition from LIBOR have relied or will continue to rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; PIMCO cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

Regulatory Risk Commodity Pool Operator [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk—Commodity Pool Operator
The CFTC has adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the CEA and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments.  The Investment
Manager is registered as a “commodity pool operator” (“CPO”) under the CEA, however, with respect to the Fund, the Investment Manager has claimed an exclusion from registration as a CPO pursuant to CFTC
Rule 4.5. For the Investment Manager to remain eligible for this exclusion, the Fund must comply with certain limitations, including limits on its ability to use any commodity interests and limits on the manner in which the Fund holds out its use of such commodity interests. These limitations may restrict the Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for the Fund, and/or adversely affect the Fund’s total return. Further, in the event the Investment Manager becomes unable to rely on the exclusion in CFTC Rule 4.5 with respect to the Fund and is required to register as a CPO with respect to the
Fund, the Investment Manager will be subject to additional regulation and its expenses may increase.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers seek to provide stability to a market through their intermediary services, a significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. To the extent that the Fund’s principal investment strategies involve securities of companies with smaller market capitalizations, foreign (non-U.S.)
securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.
Further fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers)
and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. See “Principal Risks of the Fund - Valuation Risk.”
Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations.
The current direction of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent mutual funds and exchange-traded funds from participating in certain markets.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements may be or become illiquid. These events could also trigger adverse tax consequences for the Fund.

Structured Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Investments Risk
Holders of structured products, including structured notes, credit-linked notes and other types of structured products, bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized.
While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
The Fund has elected to be treated as a “regulated investment company” (a “RIC”) under the Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are distributed (or deemed distributed, as described below) to shareholders. In order to qualify and be eligible for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for such year from certain types of qualifying income, and distribute to its shareholders at least 90% of its “investment company taxable income”
as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses).
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a RIC, and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the
Fund’s investments under one or more of the qualification or distribution tests applicable to regulated investment companies is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify or be eligible for for treatment as a RIC. Income and gains from certain of the Fund’s activities may not constitute qualifying income to a RIC for purposes of the 90% gross income test. If the Fund were to treat income or gain from a particular investment or activity as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the
Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.
If, in any year, the Fund were to fail to qualify for treatment as a
“regulated investment company” (a “RIC”) under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax, on such distributions to the extent of the Fund’s current or accumulated earnings and profits.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk
To the extent the Fund invests through one or more of its Subsidiaries, the Fund would be exposed to the risks associated with such
Subsidiary’s investments. Such Subsidiaries would likely not be registered as investment companies under the 1940 Act and, except as noted in this prospectus, would not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The Investment Manager manages the Fund without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts and other derivative instruments may involve the payment of commissions to futures commission merchants or other intermediaries. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the
Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact the Fund’s after-tax returns. See “Tax Matters.”

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Fund is potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware”
attacks that renders systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of PIMCO personnel). In addition, cyber security breaches involving the Fund’s third party service providers (including but not limited to advisers, subadvisers, administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. PIMCO's use of cloud-based service providers could heighten or change these risks. In addition, work-from-home arrangements by the Fund, the Investment Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the
Fund, the Investment Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.
Cyber security failures or breaches may result in financial losses to the
Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the
Fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful.
There is also a risk that cyber security breaches may not be detected. The
Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

Potential Conflicts of Interest Risk Allocation of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk—Allocation of Investment
Opportunities
The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Investment Manager may provide investment
management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund.
Subject to the requirements of the 1940 Act, the Investment Manager intends to engage in such activities and may receive compensation from third parties for its services. The results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by the Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by the
Investment Manager or its affiliates, including proprietary accounts, achieve profits on their trading.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligations Risk
CLOs may charge management fees and administrative expenses. The cash flows from a CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the equity tranche which generally bears losses in connection with the first defaults, if any, on the bonds or loans in the trust. A senior tranche from a CLO trust typically has higher credit ratings and lower yields than the underlying securities. CLO tranches, even senior ones, can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class/tranche of the CLO in which the Fund invests.
Normally, CLOs are privately offered and sold, and thus are not registered under the securities laws. Investments in CLOs may be or become illiquid. In addition to the normal risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.

Smaller Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Smaller Company Risk
The general risks associated with debt instruments or equity securities are particularly pronounced for securities issued by companies with small market capitalizations. Small capitalization companies involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Fund may have difficulty purchasing or selling securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies. Companies with
medium-sized market capitalizations may have risks similar to those of smaller companies.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk
When investing in an investment company, the Fund will generally bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage. Due to its own financial interest or other business considerations, the
Investment Manager may choose to invest a portion of the Fund's assets in investment companies sponsored or managed by the
Investment Manager or its related parties in lieu of investments by the
Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or
managed by others. Applicable law may limit the Fund's ability to invest in other investment companies. See “Principal Risks of the
Fund-Leverage Risk.”

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
Debt securities are generally subject to the risks described below and further herein:
Issuer risk.

The value of fixed income securities may decline for a
number of reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. A change in the financial condition of a single issuer may affect securities markets as a whole.
These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
Interest rate risk.

The market value of debt securities changes in
response to interest rate changes and other factors. Interest rate risk is the risk that prices of debt securities will increase as interest rates fall and decrease as interest rates rise, which would be reflected in the
Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund’s management. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.
Prepayment risk.

During periods of declining interest rates, borrowers
may prepay principal. This may force the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions.
Credit risk.

Credit risk is the risk that one or more debt securities in
the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates.
Reinvestment risk.

Reinvestment risk is the risk that income from the
Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate.
Duration and maturity risk.

The Fund may seek to adjust the
duration or maturity of its investments in debt securities based on its assessment of current and projected market conditions. The Fund may incur costs in seeking to adjust the average duration or maturity of its portfolio of debt securities. There can be no assurances that the Fund’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful.
In addition, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity and value of U.S. Government and other securities and ultimately the Fund.

Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted Securities Risk
A private placement involves the sale of securities that have not been registered under the Securities Act or relevant provisions of applicable
non-U.S. law to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the
Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Such securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter markets. Until the Fund can sell such securities into the public markets, its holdings will be less liquid and any sales will need to be made pursuant to an exemption under the Securities Act.

Sovereign Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sovereign Debt Risk
In addition to the other risks applicable to debt investments, sovereign debt may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion. A sovereign entity’s failure to make timely payments on its debt can result from many factors, including, without limitation, insufficient foreign (non-U.S.)
currency reserves or an inability to sufficiently manage fluctuations in relative currency valuations, an inability or unwillingness to satisfy the demands of creditors and/or relevant supranational entities regarding debt service or economic reforms, the size of the debt burden relative to economic output and tax revenues, cash flow difficulties, and other political and social considerations. The risk of loss to the Fund in the event of a sovereign debt default or other adverse credit event is heightened by the unlikelihood of any formal recourse or means to enforce its rights as a holder of the sovereign debt. In addition, sovereign debt restructurings, which may be shaped by entities and factors beyond the Fund’s control, may result in a loss in value of the
Fund’s sovereign debt holdings.

Certain Affiliations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Affiliations
Certain broker-dealers may be considered to be affiliated persons of the
Fund and/or the Investment Manager due to their possible affiliations with Allianz SE, the ultimate parent of the Investment Manager, or another Allianz entity. Allianz Asset Management of America LP merged with Allianz Asset Management of America LLC, with the latter being the surviving entity, effective January 1, 2023. Following the merger,
Allianz Asset Management of America LLC is PIMCO LLC’s managing member and direct parent entity. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.
The Fund has received exemptive relief from the SEC that, to the extent the Fund relies on such relief, permits it to (among other things)
co-invest with certain other persons, including certain affiliates of the
Investment Manager and certain public or private funds managed by the
Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments imposes extensive conditions on any co-investments made in reliance on such relief.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
The Fund’s Declaration and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. See “Anti-Takeover and Other
Provisions in the Agreement and Declaration of Trust and Bylaws.” These
provisions in the Declaration and the Bylaws could have the effect of depriving the Common Shareholders of opportunities to sell their
Common Shares at a premium over the then-current market price of the
Common Shares or at NAV.

Distribution Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Rate Risk
Although the Fund may seek to maintain level distributions, the Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future.
For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments.
Additionally, payments from certain instruments that may be held by the
Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.

Zero Coupon Bond Step Ups and Payment In Kind Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero-Coupon Bond, Step-Ups and Payment-In-Kind Securities
Risk
The market prices of zero-coupon, step-ups and payment-in-kind securities are generally more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon securities bear no interest, their prices are especially volatile. And because zero-coupon bondholders do not receive interest payments, the prices of zero-coupon securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. The market for zero-coupon and
payment-in-kind securities may suffer decreased liquidity. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
Further, to maintain its qualification for treatment as a RIC and to avoid
Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind interest.
Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities. Zero coupon bonds, step-ups and payment-in-kind securities allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, the Fund may sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders.

Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Risk
To the extent that the Fund invests in real estate investments, including investments in equity or debt securities issued by private and public
REITs, REOCs, private or public real estate-related loans and real estate-linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include, but are not limited to: the burdens of ownership of real property; general and local economic conditions(such as an oversupply of space or a reduction in demand for space); the supply and demand for properties (including competition based on rental rates); energy and supply shortages; fluctuations in average occupancy and room rates; the attractiveness, type and location of the properties and changes in the relative popularity of commercial properties as an investment; the financial condition and resources of tenants, buyers and sellers of properties; increased mortgage defaults;
the quality of maintenance, insurance and management services;
changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable; changes in building, environmental and other laws and/or regulations (including those governing usage and improvements), fiscal policies and zoning laws; changes in real property tax rates; changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable; changes in operating costs and expenses; energy and supply shortages; uninsured losses or delays from casualties or condemnation; negative developments in the economy that depress travel or leasing activity; environmental liabilities;
contingent liabilities on disposition of assets; uninsured or uninsurable casualties; acts of God, including earthquakes, hurricanes and other natural disasters; social unrest and civil disturbances, epidemics, pandemics or other public crises; terrorist attacks and war; risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor-related factor; and other factors which are beyond the control of PIMCO and its affiliates.
In addition, the Fund’s investments will be subject to various risks which could cause fluctuations in occupancy, rental rates, operating income and expenses or which could render the sale or financing of its properties difficult or unattractive. For example, following the termination or expiration of a tenant’s lease, there may be a period of time before receiving rental payments under a replacement lease.
During that period, the Fund would continue to bear fixed expenses such as interest, real estate taxes, maintenance and other operating expenses. In addition, declining economic conditions may impair the ability to attract replacement tenants and achieve rental rates equal to or greater than the rents paid under previous leases. Increased competition for tenants may require capital improvements to properties which would not have otherwise been planned.
Ultimately, to the extent it is not possible to renew leases or re-let space as leases expire, decreased cash flow from tenants will result, which could adversely impact the Fund’s operating results.
Real estate values have historically been cyclical. As the general economy grows, demand for real estate increases and occupancies and rents may increase. As occupancies and rents increase, property values increase, and new development occurs. As development may occur, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies may incur large swings in their profits and the prices of their securities. Developments following the onset of COVID-19 have adversely impacted certain commercial real estate markets, causing the deferral of mortgage payments, renegotiated commercial mortgage loans, commercial real estate vacancies or outright mortgage defaults, and potential acceleration of macro trends such as work from home and online shopping which may negatively impact certain industries, such as brick-and-mortar retail.
The total returns available from investments in real estate generally depend on the amount of income and capital appreciation generated by the related properties. The performance of real estate, and thereby the
Fund, will be reduced by any related expenses, such as expenses paid directly at the property level and other expenses that are capitalized or otherwise embedded into the cost basis of the real estate.
Separately, certain service providers to the Fund and/or its subsidiaries, as applicable, with respect to its real estate or real estate-related investments may be owned by, employed by, or otherwise related to,
PIMCO, Allianz SE, their affiliates and/or their respective employees, consultants and other personnel. PIMCO may, in its sole discretion, determine to provide, or engage or recommend an affiliate of PIMCO to provide, certain services to the Fund, instead of engaging or recommending one or more third parties to provide such services.
Subject to the governance requirements of a particular fund and applicable law, PIMCO or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, PIMCO faces a conflict of interest when selecting or recommending service providers for the Fund. Fees paid to an affiliated service provider will be determined in PIMCO’s commercially reasonable discretion. Although PIMCO has adopted various policies and
procedures intended to mitigate or otherwise manage conflicts of interest with respect to affiliated service providers, there can be no guarantee that such policies and procedures (which may be modified or terminated at any time in PIMCO’s sole discretion) will be successful.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies—Loans of
Portfolio Securities” in the Statement of Additional Information for more details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund. Cash collateral received by the Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Fund bears the risk of such investments.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk
To the extent that the Fund focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector, including (but not limited to): governmental regulation; inflation;
rising interest rates; cost increases in raw materials, fuel and other operating expenses; technological innovations that may render existing products and equipment obsolete; competition from new entrants; high research and development costs; increased costs associated with compliance with environmental or other governmental regulations; and
other economic, business or political developments specific to that sector. Furthermore, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to the types of developments described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region. See “Principal
Risks of the Fund—Foreign (Non-U.S.) Investment Risk,” “Principal
Risks of the Fund—Emerging Markets Risk” and “Principal Risks of the
Fund—Currency Risk.”

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. For example, as nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with rising interest rates are heightened under current market conditions given that the Federal Reserve has raised interest rates from historically low levels and may continue to raise interest rates. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
Further, fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile.
Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics.
Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of eight years would generally be expected to decline by approximately 8% if interest rates rose by one percentage point.
Variable and floating rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase)
in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the
Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the
Fund uses leverage or derivatives in connection with the management of the Fund.

Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration and that interest rate decreases result in declining duration (i.e., increased sensitivity in prices in response to rising and/or declining interest rates). Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.
Rising interest rates may result in a decline in value of the Fund’s fixed income investments and in periods of volatility. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. Further, while U.S. bond markets have steadily grown over the past three decades, dealer
“market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause the Fund to lose value.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		650 Newport Center Drive
Entity Address, City or Town		Newport Beach
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92660
Contact Personnel Name		Ryan G. Leshaw
Common Shares [Member]
General Description of Registrant [Abstract]
Share Price			$ 12.41
NAV Per Share			$ 11.57
Latest Premium (Discount) to NAV [Percent]			7.26%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			52,744,042
Class M Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class M
Outstanding Security, Authorized [Shares]			2,400
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			140
Class T Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class T
Outstanding Security, Authorized [Shares]			2,400
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			113
Class W Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class W
Outstanding Security, Authorized [Shares]			2,400
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			91
Class TH Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class TH
Outstanding Security, Authorized [Shares]			2,400
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			86
Class F Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class F
Outstanding Security, Authorized [Shares]			2,400
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			89
ARPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]					$ 23,525,000				$ 23,525,000	[13]				$ 23,525,000	$ 23,525,000	$ 23,525,000	$ 55,525,000	$ 55,525,000	$ 55,525,000	$ 169,000,000	$ 169,000,000	$ 169,000,000	$ 169,000,000
Senior Securities Coverage per Unit	[12],[15]					$ 610,350				$ 566,333	[13]				$ 668,805	$ 566,423	$ 653,838	$ 289,023	$ 294,755	$ 274,223	$ 109,336	$ 113,753	$ 115,565	$ 114,270
Preferred Stock Liquidating Preference	[12],[16]					$ 25,000				$ 25,000	[13]				$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000

[1]	In the event that the Common Shares to which this prospectus relates are sold to or through underwriters or dealer managers, a corresponding prospectus supplement will disclose the applicable sales load and/or commission.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan.”
[3]	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.
[4]	Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.810% of the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund– Investment Management Agreement” for an explanation of the unified management fee and a definition of “daily net assets.”
[5]	Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2023, which represented 23.86% of the Fund’s total average managed assets (including assets attributable to reverse repurchase agreements), at an annual interest rate cost to the Fund of 3.39%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2023. See “Use of Leverage—Effects of Leverage”. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls/buybacks and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.
[6]	Reflects the Fund’s outstanding Preferred Shares averaged over the fiscal year ended June 30, 2023, which represented 3.22% of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to reverse repurchase agreements), at an estimated annual dividend rate to the Fund of 8.11% (based on the weighted average Preferred Share dividend rate during the fiscal year ended June 30, 2023) and assumes the Fund will continue to pay Preferred Share dividends at the “maximum applicable rate” called for under the Fund’s Bylaws due to the ongoing failure of auctions for the ARPS. The actual dividend rate paid on the ARPS will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital Structure.”
[7]	Other expenses are estimated for the Fund’s current fiscal year ending June 30, 2024.
[8]	“Dividend Cost on Preferred Shares,” including distributions on Preferred Shares, and “Interest Payments on Borrowed Funds” are borne by the Fund separately from management fees paid to PIMCO. Excluding such expenses, Total Annual Operating Expenses are 0.89%. Excluding only distributions on Preferred Shares of 0.36%, Total Annual Fund Operating Expenses are 2.40%.
[9]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. The example does not include commissions or estimated offering expenses, which would cause the expenses shown in the example to increase. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and estimated offering costs.
[10]	Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
[11]	Effective April 1, 2022, the end of the Fund’s fiscal year changed from July 31 to June 30.
[12]	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
[13]	Fiscal year end changed from July 31st to June 30th.
[14]	Unaudited. Information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Form N-2 (“Short Form N-2”).
[15]	“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or RVMTP, bears to the aggregate of the involuntary liquidation preference of ARPS or RVMTP, expressed as a dollar amount per ARPS or RVMTP.
[16]	“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or RVMTP would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.